UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2007

Item 1. Reports to Stockholders

Fidelity® Money Market
Central Fund

Annual Report

September 30, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CFM-ANN-1107 447303.1.0
1.743123.107

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Actual	$ 1,000.00	$ 1,027.60	$ .02
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.05	$ .02

* Expenses are equal to the Fund's annualized expense ratio of .0041%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 9/30/07	% of fund's investments 3/31/07	% of fund's investments 9/30/06
0 - 30	40.6	60.8	61.6
31 - 90	37.2	22.3	22.0
91 - 180	15.6	5.4	9.9
181 - 397	6.6	11.5	6.5
Weighted Average Maturity
	9/30/07	3/31/07	9/30/06
Fidelity Money Market Central Fund	63 Days	60 Days	50 Days
All Taxable Money Market Funds Average*	40 Days	40 Days	41 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2007	As of March 31, 2007
Commercial Paper 19.9%	Commercial Paper 11.8%
Bank CDs, BAs, TDs, and Notes 72.0%	Bank CDs, BAs, TDs, and Notes 73.0%
Repurchase Agreements 6.3%	Repurchase Agreements 14.4%
Other Investments 2.0%	Other Investments 1.8%
Net Other Assets** (0.2)%	Net Other Assets** (1.0)%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	10/2/07	7/3/07	4/3/07	1/2/07	10/3/06
Fidelity Money Market Central Fund	5.52%	5.43%	5.41%	5.40%	5.40%

*Source: iMoneyNet, Inc.

Annual Report

Investments September 30, 2007

Showing Percentage of Net Assets

Certificates of Deposit - 31.2%
Due Date	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 1.2%
Huntington National Bank, Columbus
10/29/07	5.35%	$ 500,000	$ 500,000
Merrill Lynch Bank USA
11/14/07	5.63	2,000,000	2,000,000
Wachovia Bank NA
3/28/08	5.40	5,000,000	5,000,000
			7,500,000
London Branch, Eurodollar, Foreign Banks - 9.3%
Barclays Bank PLC
3/4/08	5.35	6,000,000	6,000,000
Bayerische Hypo-und Vereinsbank AG
11/5/07	5.35	4,000,000	4,000,000
Calyon
11/5/07	5.34	6,000,000	6,000,000
Credit Industriel et Commercial
11/19/07 to 12/5/07	5.27 to 5.33	21,000,000	21,000,000
HBOS Treasury Services PLC
11/23/07 to 2/11/08	5.30 to 5.47	6,000,000	6,000,000
ING Bank NV
12/6/07	5.36	5,000,000	5,000,000
Intesa Sanpaolo SpA
10/22/07	5.15	3,000,000	3,000,000
Landesbank Hessen-Thuringen
2/20/08	5.40	4,000,000	4,000,000
Societe Generale
10/2/07 to 1/3/08	5.30 to 5.32	5,000,000	5,000,000
			60,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 20.7%
Banco Espirito Santo SA (BES)
10/2/07	5.35%	$ 4,000,000	$ 4,000,000
Bank of Scotland PLC
12/26/07	5.35 (c)	1,000,000	1,000,000
Barclays Bank PLC
11/7/07 to 5/22/08	5.31 to 5.36	22,000,000	22,000,001
BNP Paribas SA
10/2/07	5.30	4,000,000	4,000,000
Credit Suisse First Boston
12/17/07	5.66 (c)	8,000,000	8,000,000
Deutsche Bank AG
11/21/07 to 4/18/08	5.31 to 5.69 (c)	17,000,000	17,000,000
HBOS Treasury Services PLC
12/12/07 to 2/11/08	5.30 to 5.75	18,000,000	18,000,000
Natexis Banques Populaires NY CD
6/17/08	5.36	6,000,000	6,000,000
Royal Bank of Scotland Group PLC
11/20/07	5.50	5,000,000	5,000,000
Societe Generale
11/2/07 to 4/2/08	5.34 to 5.40	15,000,000	15,000,000
Svenska Handelsbanken AB
11/14/07 to 11/21/07	5.49 to 5.55	5,000,000	5,000,000
UBS AG
2/4/08 to 2/19/08	5.20 to 5.46	13,000,000	13,000,000
UniCredito Italiano SpA, New York
10/29/07	5.32 (c)	15,000,000	14,999,717
			132,999,718
TOTAL CERTIFICATES OF DEPOSIT			200,499,718
Commercial Paper - 19.9%

Aegis Finance LLC
11/6/07	5.72	2,000,000	1,988,720
Apache Corp.
10/4/07	5.26 (b)	1,000,000	999,563
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Bank of America Corp.
2/13/08	5.37%	$ 7,000,000	$ 6,862,765
Bryant Park Funding LLC
10/3/07 to 12/12/07	5.26 to 6.25	4,000,000	3,964,567
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/15/07 to 11/13/07	5.73 to 6.28	9,000,000	8,965,229
Citigroup Funding, Inc.
11/5/07 to 2/19/08	5.36 to 5.40	6,000,000	5,922,064
Devon Energy Corp.
10/12/07 to 11/9/07	5.88 to 5.89	2,000,000	1,989,847
Duke Energy Corp.
10/12/07	5.42	1,000,000	998,350
Emerald (MBNA Credit Card Master Note Trust)
10/10/07 to 10/30/07	5.33 to 6.45	4,250,000	4,238,648
Falcon Asset Securitization Corp.
10/1/07 to 10/11/07	5.28 to 6.28	3,000,000	2,998,264
Fortune Brands, Inc.
10/12/07 to 11/16/07	5.41 to 5.42	2,000,000	1,991,488
Grampian Funding LLC
10/24/07 to 11/20/07	5.20 to 5.66	8,000,000	7,958,743
HBOS Treasury Services PLC
11/16/07 to 11/21/07	5.47	2,000,000	1,985,471
Home Depot, Inc.
11/9/07 to 12/18/07	5.51 to 5.60	2,000,000	1,982,114
ITT Corp.
10/30/07 to 11/27/07	5.43 to 5.48	1,250,000	1,240,315
Jupiter Securitization Corp.
10/22/07	5.27	1,000,000	996,938
Kellogg Co.
10/19/07 to 10/26/07	5.40	2,000,000	1,993,634
Landesbank Baden-Wuert
11/30/07 to 1/31/08	5.50 to 5.75	9,000,000	8,862,566
Liberty Harbour II CDO Ltd.
10/19/07	5.36 (b)	500,000	498,680
Michigan Gen. Oblig.
10/4/07	5.41	1,600,000	1,600,000
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Mont Blanc Capital Corp.
10/22/07 to 12/17/07	5.22 to 5.27%	$ 3,000,000	$ 2,982,490
Morgan Stanley
11/13/07 to 6/13/08	5.29 to 5.64	6,000,000	5,917,071
Nationwide Building Society
3/19/08	5.20	3,000,000	2,928,175
Nelnet Student Loan Funding LLC
10/18/07	5.36	500,000	498,751
Nissan Motor Acceptance Corp.
11/9/07	5.39	500,000	497,102
Pacific Gas & Electric Co.
10/30/07 to 10/31/07	5.39 (b)	750,000	746,687
Park Avenue Receivables Corp.
10/3/07 to 1/18/08	5.21 to 6.03 (b)	3,000,000	2,981,556
Rockies Express Pipeline LLC
10/3/07 to 10/16/07	6.11 to 6.34 (b)	2,250,000	2,246,638
Santander Finance, Inc.
3/25/08	5.11	5,000,000	4,878,267
Scaldis Capital LLC
11/15/07	5.66	1,000,000	993,025
Sheffield Receivables Corp.
10/1/07 to 10/25/07	5.22 to 6.44	15,000,000	14,966,868
Societe Generale North America, Inc.
11/13/07 to 12/7/07	5.53 to 5.86	6,000,000	5,939,797
Spectra Energy Capital LLC
10/22/07 to 10/25/07	5.40 to 5.44 (b)	2,000,000	1,993,280
Thames Asset Global Securities No. 1, Inc.
10/19/07 to 11/7/07	5.27 to 5.38	3,500,000	3,484,527
Time Warner Cable, Inc.
11/21/07	5.43	1,000,000	992,378
Time Warner, Inc.
10/18/07	5.37 (b)	1,000,000	997,474
Variable Funding Capital Co. LLC
10/9/07 to 11/5/07	5.37 to 6.03 (b)	2,000,000	1,993,514
Westpac Banking Corp.
11/2/07	5.57 to 5.77	1,000,000	995,022
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Wisconsin Energy Corp.
11/16/07	5.39%	$ 1,000,000	$ 993,164
Xcel Energy, Inc.
10/10/07	5.49	1,000,000	998,665
XTO Energy, Inc.
10/18/07 to 3/25/08	5.40 to 5.45	2,000,000	1,971,572
TOTAL COMMERCIAL PAPER			128,033,989
Master Notes - 4.2%

Asset Funding Co. III LLC
10/5/07	5.83 to 5.84 (c)(f)	10,000,000	10,000,000
Bear Stearns & Co., Inc.
3/26/08	5.78 (c)	4,000,000	4,000,000
Goldman Sachs Group, Inc.
11/14/07	5.68 (c)(f)	7,000,000	7,000,000
Lehman Brothers Holdings, Inc.
10/11/07 to 1/28/08	5.40 to 5.93 (c)(f)	3,000,000	3,000,000
Lehman Commercial Paper, Inc.
10/1/07	5.70 (c)(f)	3,000,000	3,000,000
TOTAL MASTER NOTES			27,000,000
Medium-Term Notes - 34.3%

AIG Matched Funding Corp.
11/1/07 to 1/1/08	5.18 to 5.68 (b)(c)	12,000,000	12,000,000
11/15/07	5.55 (c)	3,000,000	3,000,000
Allstate Life Global Funding II
10/29/07	5.16 (b)(c)	1,000,000	1,000,000
ASIF Global Financing XXX
10/23/07	5.16 (b)(c)	9,000,000	9,000,000
Bancaja US Debt SAU
10/23/07	5.39 (b)(c)	2,000,000	2,000,000
Bank of America NA
10/25/07 to 11/12/07	5.36 to 5.38 (c)	7,000,000	6,999,488
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Bank of New York Co., Inc.
10/29/07	5.19% (b)(c)	$ 5,000,000	$ 5,000,000
Bayerische Landesbank Girozentrale
10/15/07 to 11/19/07	5.40 to 5.55 (c)	10,000,000	10,000,000
Beta Finance, Inc./Beta Finance Corp.
10/9/07 to 10/15/07	5.30 (b)(c)	2,000,000	1,999,385
BMW U.S. Capital LLC
10/15/07	5.77 (c)	1,000,000	1,000,000
BNP Paribas SA
10/3/07 to 11/7/07	5.33 to 5.66 (c)	1,700,000	1,697,326
Caixa Catalunya
12/7/07	5.73 (c)	3,000,000	3,000,000
Caja de Ahorros Pens Barcelona
10/23/07	5.36 (b)(c)	5,000,000	5,000,000
Caja Madrid SA
10/19/07	5.36 (c)	3,000,000	3,000,000
Calyon
10/30/07	5.09 (c)	5,000,000	4,998,255
CC USA, Inc.
10/9/07	5.30 (b)(c)	1,000,000	999,696
Citigroup Funding, Inc.
11/13/07 to 11/14/07	5.50 to 5.58 (c)	9,000,000	9,000,000
Compagnie Financiere du Credit Mutuel
12/10/07	5.73 (c)	2,000,000	2,000,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	3,000,000	3,000,000
Cullinan Finance Ltd./Corp.
5/27/08	5.35 (b)	4,000,000	4,000,000
Dorada Finance, Inc.
10/9/07	5.30 (c)	1,000,000	999,696
General Electric Capital Corp.
10/9/07	5.86 (c)	13,000,000	13,000,000
Genworth Life Insurance Co.
10/1/07	5.20 (c)(f)	5,000,000	5,000,000
HBOS Treasury Services PLC
12/24/07	5.28 (c)	5,000,000	5,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
HSBC Finance Corp.
10/24/07	5.19% (c)	$ 3,000,000	$ 3,000,000
HSH Nordbank AG
10/22/07 to 10/23/07	5.16 to 5.20 (b)(c)	8,000,000	7,999,997
ING USA Annuity & Life Insurance Co.
12/24/07	5.30 (c)(f)	2,000,000	2,000,000
Links Finance LLC
10/12/07 to 10/22/07	5.33 (b)(c)	3,000,000	2,999,763
Merrill Lynch & Co., Inc.
10/15/07	5.78 (c)	5,000,000	5,000,000
Metropolitan Life Global Funding I
10/9/07	5.83 (b)(c)	2,626,000	2,626,000
Monumental Global Funding 2007
11/29/07	5.66 (b)(c)	1,000,000	1,000,000
Morgan Stanley
10/1/07 to 12/7/07	5.13 to 5.88 (c)	10,997,000	10,997,621
Pacific Life Global Funding
10/4/07	5.79 (b)(c)	2,000,000	2,000,487
RACERS
10/22/07	5.19 (b)(c)	10,000,000	10,000,000
Royal Bank of Canada
10/31/07	5.07 (c)	1,000,000	998,959
Royal Bank of Scotland PLC
10/11/07	5.37 (b)(c)	1,000,000	999,370
Security Life of Denver Insurance Co.
11/28/07	5.60 (c)(f)	1,000,000	1,000,000
Sigma Finance, Inc.
12/28/07 to 8/1/08	5.17 to 5.39 (b)(c)	9,000,000	8,999,556
Skandinaviska Enskilda Banken AB
12/10/07	5.70 (c)	5,000,000	5,000,000
Societe Generale
10/22/07	5.09 (c)	1,000,000	999,102
U.S. Bank NA, Cincinnati
10/9/07	5.76 (c)	500,000	499,713
UniCredito Italiano Bank (Ireland) PLC
10/15/07	5.77 to 5.82 (b)(c)	6,500,000	6,499,997
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
UniCredito Italiano SpA, New York
11/20/07	5.48% (c)	$ 6,000,000	$ 5,999,838
Verizon Communications, Inc.
12/17/07	5.69 (c)	4,000,000	4,000,000
Wells Fargo & Co.
10/15/07	5.83 (c)	10,000,000	10,000,000
WestLB AG
10/10/07 to 12/31/07	5.25 to 5.88 (b)(c)	7,000,000	7,000,000
Westpac Banking Corp.
11/14/07 to 12/4/07	5.60 to 5.72 (b)(c)	6,000,000	5,999,320
12/11/07	5.79 (c)	2,000,000	2,001,457
TOTAL MEDIUM-TERM NOTES			220,315,026
Short-Term Notes - 0.8%

New York Life Insurance Co.
10/1/07	5.44 (c)(f)	5,000,000	5,000,000
Asset-Backed Securities - 2.0%

Aardvark ABS CDO
2/6/08	5.83 (b)(c)	3,000,000	3,000,000
Le Monde CDO I PLC / LLC
3/5/08	5.75 (b)(c)	3,000,000	2,999,700
Master Funding Trust I
11/26/07 to 4/25/08	5.11 to 5.16 (b)(c)	3,000,000	3,000,000
PASA Funding 2007 Ltd.
1/7/08	6.02 (b)(c)	4,000,000	4,000,000
TOTAL ASSET-BACKED SECURITIES			12,999,700
Municipal Securities - 1.5%

California Statewide Communities Dev. Auth. Multi-family Hsg. Rev. Series V, 3.87%, VRDN
10/5/07	3.87 (c)(d)	2,000,000	1,999,160
Connecticut Hsg. Fin. Auth. Series F2, 5.13%, VRDN
10/5/07	5.13 (c)	7,495,000	7,495,000
TOTAL MUNICIPAL SECURITIES			9,494,160
Repurchase Agreements - 6.3%
	Maturity Amount		Value
In a joint trading account at 5.13% dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) #	$ 302,129		$ 302,000
With:
Bear Stearns & Co. At 5.85%, dated 7/12/07 due 10/10/07 (Collateralized by Mortgage Loan Obligations valued at $2,106,923, 5.16%, 10/12/52) (c)(e)	2,029,250		2,000,000
Credit Suisse First Boston, Inc. at 5.35%, dated 8/8/07 due 11/6/07 (Collateralized by Corporate Obligations valued at $6,121,476, 8.08%, 12/30/16) (c)(e)	6,080,250		6,000,000
Deutsche Bank Securities, Inc. at:
5.36%, dated:
7/11/07 due 10/9/07 (Collateralized by Corporate Obligations valued at $2,040,000, 5.8%, 3/15/37)	2,026,800		2,000,000
7/19/07 due 10/19/07 (Collateralized by Mortgage Loan Obligations valued at $2,100,001, 5.53%, 12/11/49)	2,027,396		2,000,000
7/30/07 due 10/29/07 (Collateralized by Corporate Obligations valued at $3,150,000, 7.21% - 9.89%, 12/31/09 - 12/15/10)	3,040,647		3,000,000
5.37%, dated 8/7/07 due 11/5/07 (Collateralized by Corporate Obligations valued at $2,040,000, 5.8%, 3/15/37)	2,026,850		2,000,000
Lehman Brothers, Inc. at:
5.32%, dated 7/30/07 due:
10/29/07 (Collateralized by Mortgage Loan Obligations valued at $2,101,787, 6.46%, 9/25/37)	2,026,896		2,000,000
11/6/07 (Collateralized by Corporate Obligations valued at $1,022,002, 6.72% - 8.84%, 10/25/27 - 3/25/37)	1,014,630		1,000,000
5.36%, dated 7/30/07 due:
10/29/07 (Collateralized by Corporate Obligations valued at $1,051,875, 7.21%, 1/15/29)	1,013,549		1,000,000
11/6/07 (Collateralized by Mortgage Loan Obligations valued at $1,024,852, 5.5%, 6/1/37)	1,014,740		1,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.36%, dated 7/17/07 due 10/17/07 (Collateralized by Corporate Obligations valued at $4,206,922, 5.88% - 8.5%, 3/11/32 - 12/16/36) (c)(e)	4,054,791		4,000,000
5.56%, dated 8/15/07 due 11/15/07 (Collateralized by Mortgage Loan Obligations valued at $2,119,221, 4.34% - 5.4%, 7/12/34 - 6/13/41)	2,028,418		2,000,000
Repurchase Agreements - continued
	Maturity Amount		Value
With: - continued
UBS Warburg LLC At 5.57%, dated 9/13/07 due 3/12/08 (Collateralized by Mortgage Loan Obligations valued at $5,254,416, 5.42%, 4/15/37)	$ 5,140,024		$ 5,000,000
Wachovia Securities, Inc. at:
5.4%, dated 8/21/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $3,060,000, 0%, 6/15/19)	3,081,900		3,000,000
5.55%, dated 8/21/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $4,080,715, 6.02%, 6/15/19 - 5/15/46) (c)(e)	4,112,233		4,000,000
TOTAL REPURCHASE AGREEMENTS		40,302,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $643,644,593)			643,644,593
NET OTHER ASSETS - (0.2)%			(981,191)
NET ASSETS - 100%		$ 642,663,402
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $125,580,663 or 19.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,000,000 or 5.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 5.83%, 10/5/07	11/7/06	$ 5,000,000
5.84%, 10/5/07	8/29/06	$ 5,000,000
Genworth Life Insurance Co. 5.20%, 10/1/07	7/31/07	$ 5,000,000
Goldman Sachs Group, Inc. 5.68%, 11/14/07	8/13/07	$ 7,000,000
ING USA Annuity & Life Insurance Co. 5.30%, 12/24/07	6/23/05	$ 2,000,000
Lehman Brothers Holdings, Inc.: 5.40%, 1/28/08	12/11/06	$ 1,000,000
5.93%, 10/11/07	1/10/07	$ 2,000,000
Lehman Commercial Paper, Inc. 5.70%, 10/1/07	9/28/07	$ 3,000,000
New York Life Insurance Co. 5.44%, 10/1/07	2/28/02	$ 5,000,000
Security Life of Denver Insurance Co. 5.60%, 11/28/07	8/26/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$302,000 due 10/01/07 at 5.13%
Bear Stearns & Co., Inc.	$ 12,987
Citigroup Global Markets, Inc.	91,268
Greenwich Capital Markets, Inc.	15,211
HSBC Securities (USA), Inc.	30,422
ING Financial Markets LLC	60,845
J.P. Morgan Securities, Inc.	91,267
$ 302,000
Income Tax Information

At September 30, 2007, the fund had a capital loss carryforward of approximately $129,784 of which $2,068, $7,239, $17,632 and $102,845 will expire on September 30, 2011, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007

Assets
Investment in securities, at value (including repurchase agreements of $40,302,000) - See accompanying schedule: Unaffiliated issuers (cost $643,644,593)		$ 643,644,593
Cash		131,233
Interest receivable		4,837,123
Total assets		648,612,949

Liabilities
Payable for investments purchased	$ 3,000,000
Distributions payable	2,927,724
Other payables and accrued expenses	21,823
Total liabilities		5,949,547

Net Assets		$ 642,663,402
Net Assets consist of:
Paid in capital		$ 642,771,907
Undistributed net investment income		21,279
Accumulated undistributed net realized gain (loss) on investments		(129,784)
Net Assets, for 642,766,665 shares outstanding		$ 642,663,402
Net Asset Value, offering price and redemption price per share ($642,663,402 ÷ 642,766,665 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2007

Investment Income
Interest (including $64,327 from affiliated interfund lending)		$ 37,979,982

Expenses
Custodian fees and expenses	$ 21,310
Independent trustees' compensation	2,449
Audit	20,223
Legal	3,126
Insurance	4,792
Miscellaneous	43
Total expenses before reductions	51,943
Expense reductions	(4,621)	47,322
Net investment income		37,932,660
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		43,299
Net increase in net assets resulting from operations		$ 37,975,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2007	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 37,932,660	$ 41,031,408
Net realized gain (loss)	43,299	4,112
Net increase in net assets resulting from operations	37,975,959	41,035,520
Distributions to shareholders from net investment income	(37,932,625)	(41,033,927)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	-	50,000,000
Reinvestment of distributions	1,785,636	8,082,185
Cost of shares redeemed	(218,633,737)	(20,000,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(216,848,101)	38,082,185
Total increase (decrease) in net assets	(216,804,767)	38,083,778

Net Assets
Beginning of period	859,468,169	821,384,391
End of period (including undistributed net investment income of $21,279 and undistributed net investment income of $21,244, respectively)	$ 642,663,402	$ 859,468,169

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.054	.048	.028	.013	.014
Distributions from net investment income	(.054)	(.048)	(.028)	(.013)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	5.55%	4.86%	2.80%	1.27%	1.43%
Ratios to Average Net Assets B
Expenses before reductions	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%	.01%	.01%	.01%	.01%
Net investment income	5.41%	4.76%	2.77%	1.27%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 642,663	$ 859,468	$ 821,384	$ 817,994	$ 816,443

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2007

1. Organization.

Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	21,279
Capital loss carryforward	(129,784)

Cost for federal income tax purposes	$ 643,644,593

The tax character of distributions paid was as follows:

	September 30, 2007	September 30, 2006
Ordinary Income	$ 37,932,625	$ 41,033,927

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure

Annual Report

3. Operating Policies - continued

Repurchase Agreements - continued

it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. FIMM and FMR have entered into a service agreement under which FMR pays a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays Fidelity Service Company, Inc. (FSC), an affiliate of FMR, the fees for maintaining the accounting records of the Fund.

Effective, April 1, 2007 the expense contract was amended whereby FMR will pay all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 11,614,000	5.39%

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,054.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3,567.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Money Market Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Central Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 13, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 370 funds advised by FMR or an affiliate. Mr. Curvey oversees 340 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:**

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Garrison Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Garrison Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Garrison Street Trust. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Money Market Central. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Money Market Central. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of Money Market Central. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Senior Vice President of FIMM (2003-present) and Vice President of FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (59)

Year of Election or Appointment: 2002

Vice President of Money Market Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Eric D. Roiter (58)

Year of Election or Appointment: 2000

Secretary of Money Market Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of Money Market Central. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Money Market Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Money Market Central. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Money Market Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Money Market Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Money Market Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Money Market Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Money Market Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Money Market Central. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Money Market Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

A total of 0.48% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $26,718,323 of distributions paid during the period January, 1, 2007 to September, 30, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Money Market Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Annual Report

Fidelity® Ultra-Short
Central Fund

Annual Report

September 30, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

USC-ANN-1107 477212.1.0
1.765375.106

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Past 5 years	Life of fundA
Fidelity® Ultra-Short Central Fund	0.83%	2.64%	2.66%

A From July 16, 2001.

$10,000 Over Life of Fund*

Let's say hypothetically that $10,000 was invested in Fidelity® Ultra-Short Central Fund on July 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 3 Month Swap Index performed over the same period.

* From July 31, 2001 (first date following the fund's commencement for which the life of fund return for the Lehman Brothers 3 Month Swap Index is available).

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® Ultra-Short Central Fund

The investment-grade bond market was positive - and volatile - during the 12-month period ending September 30, 2007. In that time, the Lehman Brothers® U.S. Aggregate Index returned 5.14%. The period opened strongly, with the Federal Reserve Board holding short-term interest rates steady and investors anticipating a possible rate cut in early 2007. But as the central bank expressed ongoing concerns about inflation, bonds weakened for a time, only to roar back in late February when global equity markets stumbled. By late spring, however, an emerging subprime mortgage crisis and subsequent credit crunch sent many bond sectors lower. Treasuries were a significant beneficiary of the turbulence, though, as investors fled riskier assets for the safety of government-guaranteed securities. The asset-backed category - home to volatile subprime mortgages, as well as credit card debt and auto loans - had the weakest performance. Bonds rallied late in the period when the Fed lowered its discount rate to inject liquidity into the financial system, followed by a larger-than-expected 0.50% rate cut in the federal funds target rate.

During the year, the fund returned 0.83%, significantly lagging the 5.41% gain of the Lehman Brothers 3 Month Swap Index. Underperformance stemmed from unfavorable sector selection, with our concentrations in securitized products - namely asset-backed securities (ABS), collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS) - all detracting because they appreciably trailed the index as the credit market repriced risk. In particular, a sizable exposure to ABS backed by subprime mortgage loans proved detrimental. Early on, the fund's modest stake in lower-quality subprime holdings faltered, reflecting weakness in the housing market. Later, higher-rated subprime and securitized products came under pressure during a deep and widespread summer bond market sell-off as many leveraged investors such as hedge funds and real estate investment trusts pared their exposure to riskier assets. Higher-quality subprimes and many other securitized products saw an uptick in August and September in response to supportive actions by the Fed and the U.S. Treasury, although those gains weren't enough to offset the losses they sustained earlier. Elsewhere, our stake in corporate bonds detracted as well amid the global flight to quality. Working in the fund's favor was its cash position, which provided somewhat of a cushion during the summer market turbulence.

Note to shareholders: John Houston will become manager of the fund on December 1, 2007.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Actual	$ 1,000.00	$ 983.80	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.06	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0017%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of September 30, 2007 *	As of March 31, 2007 **
U.S.Government and U.S.Government Agency Obligations 4.3%	U.S.Government and U.S.Government Agency Obligations 7.8%
AAA 33.1%	AAA 29.0%
AA 19.3%	AA 16.6%
A 10.8%	A 10.9%
BBB 18.9%	BBB 17.6%
BB and Below 0.4%	BB and Below 0.6%
Not Rated 1.2%	Not Rated 3.0%
Short-Term Investments and Net Other Assets 12.0%	Short-Term Investments and Net Other Assets 14.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of September 30, 2007
6 months ago
Years	1.9	1.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of September 30, 2007
6 months ago
Years	0.2	0.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of September 30, 2007 *		As of March 31, 2007 **
	Corporate Bonds 14.2%		Corporate Bonds 14.8%
	U.S.Government and U.S.Government Agency Obligations 4.3%		U.S.Government and U.S.Government Agency Obligations 7.8%
	Asset-Backed Securities 41.0%		Asset-Backed Securities 39.7%
	CMOs and Other Mortgage Related Securities 28.3%		CMOs and Other Mortgage Related Securities 23.2%
	Other Investments 0.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 12.0%		Short-Term Investments and Net Other Assets 14.5%
*Foreign investments	16.8%	**Foreign investments	15.4%
*Futures and Swaps	3.2%	**Futures and Swaps	9.3%

Annual Report

Investments September 30, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 14.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
6.0531% 3/13/09 (d)	$ 36,315,000	$ 36,076,592
6.1331% 3/13/09 (d)	9,650,000	9,611,053
		45,687,645
Media - 0.6%
Continental Cablevision, Inc. 9% 9/1/08	17,600,000	18,160,824
Cox Communications, Inc. (Reg. S) 6.2531% 12/14/07 (d)	16,340,000	16,354,379
Time Warner, Inc. 5.73% 11/13/09 (d)	20,000,000	19,764,940
Viacom, Inc. 6.0444% 6/16/09 (d)	20,000,000	19,924,700
		74,204,843
Multiline Retail - 0.4%
The May Department Stores Co. 7.9% 10/15/07	39,628,000	39,647,814
TOTAL CONSUMER DISCRETIONARY		159,540,302
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
CVS Caremark Corp. 5.9213% 6/1/10 (d)	34,500,000	34,381,665
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Transocean, Inc. 5.8688% 9/5/08 (d)	22,600,000	22,558,981
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.:
3.25% 5/1/08	7,850,000	7,747,762
6.0944% 9/15/09 (d)	21,000,000	20,878,683
6.625% 10/15/07	7,070,000	7,072,779
Enterprise Products Operating LP 4% 10/15/07	12,585,000	12,578,506
Ocean Energy, Inc. 4.375% 10/1/07	28,560,000	28,560,000
Premcor Refining Group, Inc. 9.5% 2/1/13	17,100,000	18,056,677
		94,894,407
TOTAL ENERGY		117,453,388
FINANCIALS - 8.6%
Capital Markets - 2.8%
Bank of Scotland 5.995% 11/22/12 (d)	70,000,000	70,120,960
Bear Stearns Companies, Inc.:
5.5463% 2/1/12 (d)	12,240,000	11,754,525
5.76% 7/19/10 (d)	20,000,000	19,646,600
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Credit Suisse USA, Inc. 5.59% 11/20/09 (d)	$ 20,000,000	$ 19,956,780
Lehman Brothers Holdings E-Capital Trust I 6.29% 8/19/65 (b)(d)	11,720,000	11,146,787
Lehman Brothers Holdings, Inc.:
5.45% 1/23/09 (d)	2,870,000	2,828,850
5.63% 11/16/09 (d)	25,000,000	24,393,900
5.645% 5/25/10 (d)	23,500,000	22,905,850
Merrill Lynch & Co., Inc. 5.8988% 6/5/12 (d)	37,400,000	36,710,494
Morgan Stanley:
5.61% 1/18/11 (d)	33,100,000	32,666,390
5.66% 1/9/14 (d)	5,205,000	5,045,878
Royal Bank of Scotland PLC 5.66% 7/24/14 (d)	42,690,000	42,352,749
VTB Capital SA 5.9563% 8/1/08 (a)(d)	35,000,000	34,650,000
		334,179,763
Commercial Banks - 2.4%
American Express Bank FSB 5.1888% 4/26/10 (d)	25,000,000	24,701,488
Australia & New Zealand Banking Group Ltd. 5.91% 2/4/13 (d)	40,000,000	40,068,920
Barclays Bank PLC 5.705% 5/25/15 (d)	13,260,000	13,276,522
DBS Bank Ltd. (Singapore) 5.75% 5/16/17 (a)(d)	33,000,000	32,499,060
HBOS plc 5.635% 2/6/14 (d)	18,140,000	18,038,416
HSBC Holdings PLC 5.56% 10/6/16 (d)	7,800,000	7,825,506
ING Bank NV 5.61% 10/14/14 (d)	7,200,000	7,143,840
Manufacturers & Traders Trust Co. 3.85% 4/1/13 (a)(d)	7,750,000	7,678,530
PNC Funding Corp. 5.4975% 1/31/12 (d)	39,900,000	39,285,580
Santander Issuances SA Unipersonal 5.9475% 6/20/16 (a)(d)	26,900,000	26,693,166
Santander US Debt SA Unipersonal 5.42% 10/21/08 (a)(d)	15,000,000	14,974,200
Sovereign Bank 4.375% 8/1/13 (d)	11,250,000	11,107,564
UniCredit Luxembourg Finance SA 5.7% 1/13/17 (a)(d)	20,000,000	20,064,300
Wachovia Corp. 5.6713% 12/1/09 (d)	20,000,000	19,945,520
		283,302,612
Consumer Finance - 1.1%
Capital One Financial Corp. 6.0038% 9/10/09 (d)	21,510,000	21,371,691
General Electric Capital Corp. 5.44% 5/10/10 (d)	40,455,000	40,234,358
MBNA Capital I 8.278% 12/1/26	6,295,000	6,552,151
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
5.5063% 4/18/08 (a)(d)	$ 47,500,000	$ 47,125,890
5.52% 7/26/10 (d)	20,330,000	19,137,056
		134,421,146
Diversified Financial Services - 0.2%
BTM Curacao Holding NV 5.9175% 12/19/16 (a)(d)	25,000,000	24,948,875
Insurance - 0.2%
Monumental Global Funding III 5.53% 1/25/13 (a)(d)	28,880,000	28,513,253
Real Estate Investment Trusts - 0.6%
iStar Financial, Inc.:
6.0738% 3/9/10 (d)	28,000,000	26,107,200
6.2444% 3/16/09 (d)	24,395,000	23,277,807
Simon Property Group LP 6.375% 11/15/07	21,807,000	21,816,159
		71,201,166
Real Estate Management & Development - 0.1%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	8,295,000	8,300,807
Thrifts & Mortgage Finance - 1.2%
Capmark Financial Group, Inc. 6.03% 5/10/10 (a)(d)	33,000,000	30,770,454
Independence Community Bank Corp. 3.5% 6/20/13 (d)	14,272,000	14,043,805
Residential Capital Corp.:
7.46% 4/17/09 (d)	12,095,000	10,280,750
8.69% 4/17/09 (a)(d)	25,811,000	18,067,700
Residential Capital LLC 7.595% 5/22/09 (d)	20,000,000	17,000,000
Washington Mutual Bank 5.4463% 5/1/09 (d)	29,600,000	28,873,675
Washington Mutual, Inc. 5.6388% 8/24/09 (d)	21,500,000	20,788,823
		139,825,207
TOTAL FINANCIALS		1,024,692,829
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
UnitedHealth Group, Inc. 5.66% 3/2/09 (d)	15,450,000	15,449,969
INDUSTRIALS - 0.2%
Airlines - 0.0%
American Airlines, Inc. 7.25% 2/5/09	6,000,000	6,000,000
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Building Products - 0.2%
Masco Corp. 6.0038% 3/12/10 (d)	$ 18,370,000	$ 18,127,865
Road & Rail - 0.0%
Union Pacific Corp. 5.75% 10/15/07	2,820,000	2,820,251
TOTAL INDUSTRIALS		26,948,116
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
National Semiconductor Corp. 5.9444% 6/15/10 (d)	33,665,000	33,404,096
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc. 5.6475% 5/15/08 (d)	25,000,000	25,000,500
BellSouth Corp. 5.6575% 8/15/08 (d)	17,500,000	17,483,498
Deutsche Telekom International Finance BV 5.39% 3/23/09 (d)	11,500,000	11,456,818
Telecom Italia Capital SA 5.97% 7/18/11 (d)	34,640,000	34,431,190
Telefonica Emisiones SAU:
5.69% 2/4/13 (d)	15,000,000	14,721,150
5.8875% 6/19/09 (d)	49,675,000	49,622,046
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,148,680
		162,863,882
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 5.46% 6/27/08 (a)(d)	18,494,000	18,474,581
TOTAL TELECOMMUNICATION SERVICES		181,338,463
UTILITIES - 0.8%
Electric Utilities - 0.6%
CalEnergy Generation 7.63% 10/15/07	9,080,000	9,085,185
Commonwealth Edison Co. 3.7% 2/1/08	26,070,000	25,894,158
Ohio Power Co. 5.54% 4/5/10 (d)	22,785,000	22,546,601
TXU Electric Delivery Co. 5.735% 9/16/08 (a)(d)	14,205,000	14,060,535
		71,586,479
Gas Utilities - 0.1%
NiSource Finance Corp. 6.0644% 11/23/09 (d)	8,055,000	7,990,689
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 0.1%
MidAmerican Energy Holdings, Co. 4.625% 10/1/07	$ 3,785,000	$ 3,785,000
Sempra Energy 4.75% 5/15/09	5,500,000	5,456,765
		9,241,765
TOTAL UTILITIES		88,818,933
TOTAL NONCONVERTIBLE BONDS (Cost $1,712,816,575)		1,682,027,761
U.S. Government Agency Obligations - 2.1%

Fannie Mae 0% 1/15/08 (b)(c) (Cost $246,308,413)	250,000,000	246,753,729
U.S. Government Agency - Mortgage Securities - 1.2%

Fannie Mae - 0.7%
3.233% 9/1/33 (d)	7,677,352	7,558,598
3.682% 7/1/33 (d)	6,400,356	6,350,503
3.967% 5/1/34 (d)	8,645,395	8,575,086
4.238% 3/1/34 (d)	8,660,964	8,600,844
4.279% 6/1/34 (d)	21,354,562	21,210,408
4.785% 7/1/36 (d)	849,787	846,600
4.909% 7/1/35 (d)	8,804,415	8,803,042
5.222% 5/1/36 (d)	3,496,003	3,513,680
5.282% 4/1/36 (d)	9,782,433	9,954,330
5.29% 8/1/36 (d)	10,593,101	10,675,107
5.59% 10/1/35 (d)	4,117,367	4,139,237
TOTAL FANNIE MAE		90,227,435
Freddie Mac - 0.5%
3.381% 7/1/33 (d)	16,155,809	16,047,096
4.042% 4/1/34 (d)	12,992,393	12,829,852
4.909% 10/1/36 (d)	27,691,951	27,690,885
TOTAL FREDDIE MAC		56,567,833
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $146,007,971)		146,795,268
Asset-Backed Securities - 41.0%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.4313% 7/25/34 (d)(f)	$ 8,086,612	$ 7,934,988
Series 2004-4 Class A2D, 5.4813% 1/25/35 (d)(f)	681,576	656,975
Series 2005-1 Class M1, 5.6013% 4/25/35 (d)(f)	11,280,000	10,970,375
Series 2007-1:
Class A3, 5.2613% 2/25/37 (d)(f)	14,000,000	13,744,066
Class M1, 5.3513% 2/25/37 (d)(f)	3,780,000	3,148,547
ACE Securities Corp.:
Series 2002-HE1 Class M1, 6.1063% 6/25/32 (d)(f)	1,361,205	1,319,922
Series 2006-NC2:
Class M7, 5.8813% 7/25/36 (d)(f)	4,902,000	1,846,912
Class M8, 5.9813% 7/25/36 (d)(f)	2,429,000	703,674
Class M9, 6.8313% 7/25/36 (d)(f)	1,605,000	241,841
ACE Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M1, 6.4063% 8/25/32 (d)(f)	17,612,931	17,358,213
Series 2003-HS1:
Class M1, 5.8813% 6/25/33 (d)(f)	361,998	350,912
Class M2, 6.8813% 6/25/33 (d)(f)	856,000	787,743
Series 2003-NC1 Class M1, 5.9113% 7/25/33 (d)(f)	1,600,000	1,549,562
Series 2004-HE1:
Class M1, 5.6313% 2/25/34 (d)(f)	4,144,280	3,932,433
Class M2, 6.2313% 2/25/34 (d)(f)	11,253,000	10,188,601
Series 2004-OP1 Class M1, 5.6513% 4/25/34 (d)(f)	4,275,940	4,059,428
Series 2005-HE1 Class M1, 5.6113% 2/25/35 (d)(f)	4,573,551	4,262,083
Series 2005-HE2:
Class M2, 5.5813% 4/25/35 (d)(f)	1,803,000	1,720,758
Class M3, 5.6113% 4/25/35 (d)(f)	1,040,000	990,556
Series 2005-HE6 Class A2B, 5.3313% 10/25/35 (d)(f)	11,903,349	11,890,326
Series 2005-HE7 Class A2B, 5.3113% 11/25/35 (d)(f)	25,000,000	24,933,600
Series 2005-SD1 Class A1, 5.5313% 11/25/50 (d)(f)	587,766	568,572
Series 2006-FM2 Class AC2, 5.2913% 8/25/36 (d)(f)	7,397,000	6,992,480
Series 2006-HE2:
Class A2C, 5.2913% 5/25/36 (d)(f)	8,845,000	8,589,326
Class M1, 5.4313% 5/25/36 (d)(f)	8,138,000	6,920,116
Class M2, 5.4513% 5/25/36 (d)(f)	8,990,000	7,271,130
Class M3, 5.4713% 5/25/36 (d)(f)	2,130,000	1,533,082
Class M4, 5.5313% 5/25/36 (d)(f)	1,800,000	1,152,850
Class M5, 5.5713% 5/25/36 (d)(f)	2,617,000	1,567,680
Series 2006-OP1:
Class M2, 5.4213% 4/25/36 (d)(f)	10,119,000	8,261,759
Class M3, 5.4413% 4/25/36 (d)(f)	4,000,000	2,925,144
Class M4, 5.5013% 4/25/36 (d)(f)	1,000,000	654,514
Class M5, 5.5213% 4/25/36 (d)(f)	950,000	583,354
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2007-HE1:
Class A2C, 5.3013% 1/25/37 (d)(f)	$ 9,000,000	$ 8,665,317
Class M1, 5.3913% 1/25/37 (d)(f)	12,575,000	10,679,457
Advanta Business Card Master Trust:
Series 2004-C1 Class C, 6.5463% 9/20/13 (d)	5,875,000	5,811,654
Series 2006-C1 Class C1, 5.9763% 10/20/14 (d)	12,805,000	12,396,538
Series 2007-A4 Class A4, 5.5263% 4/22/13 (d)	30,000,000	29,737,500
Series 2007-B1 Class B, 5.7463% 12/22/14 (d)	29,325,000	28,482,757
Aesop Funding II LLC Series 2005-1A Class A2, 5.5563% 4/20/09 (a)(d)	8,800,000	8,794,125
ALG Student Loan Trust I Series 2006-1 Class A1, 5.37% 10/28/18 (a)(d)	12,551,724	12,520,345
American Express Credit Account Master Trust:
Series 2004-C Class C, 6.2525% 2/15/12 (a)(d)	13,111,907	13,079,315
Series 2007-3 Class C, 6.0025% 10/15/12 (a)(d)	11,390,000	11,128,713
Series 2007-4 Class C, 6.0125% 12/17/12 (a)(d)	20,075,000	19,330,029
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,434,606
Americredit Automotive Receivables Trust Series 2007-DF Class A1, 5.9139% 10/6/08	11,180,000	11,180,000
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.4813% 2/25/33 (d)(f)	5,837,814	5,814,767
Series 2003-10 Class M1, 5.8313% 12/25/33 (d)(f)	1,835,000	1,771,693
Series 2003-6 Class M2, 6.9813% 5/25/33 (d)(f)	2,750,000	2,417,459
Series 2004-R10 Class M1, 5.8313% 11/25/34 (d)(f)	4,665,000	4,420,899
Series 2004-R11 Class M1, 5.7913% 11/25/34 (d)(f)	4,430,000	4,367,621
Series 2004-R2:
Class M1, 5.5613% 4/25/34 (d)(f)	1,765,000	1,738,304
Class M2, 5.6113% 4/25/34 (d)(f)	1,375,000	1,338,300
Class M3, 5.6813% 4/25/34 (d)(f)	3,500,000	3,374,214
Series 2005-R1:
Class M1, 5.5813% 3/25/35 (d)(f)	5,710,000	5,521,267
Class M2, 5.6113% 3/25/35 (d)(f)	1,925,000	1,852,941
Series 2005-R10 Class A2B, 5.3513% 12/25/35 (d)(f)	9,147,100	9,072,780
Series 2005-R2 Class M1, 5.5813% 4/25/35 (d)(f)	12,500,000	12,140,088
Series 2006-M3:
Class M7, 5.9813% 10/25/36 (d)(f)	6,660,000	2,402,295
Class M9, 7.1313% 10/25/36 (d)(f)	4,270,000	1,494,500
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 6.2313% 1/25/32 (d)(f)	298,347	271,570
Series 2002-BC3 Class A, 5.4613% 6/25/32 (d)(f)	1,470,061	1,456,739
Asset-Backed Securities - continued
	Principal Amount	Value
ARG Funding Corp.:
Series 2005-1A Class A2, 5.5963% 4/20/09 (a)(d)	$ 11,000,000	$ 10,997,340
Series 2005-2A Class A2, 5.6063% 5/20/09 (a)(d)	5,200,000	5,197,932
Argent Securities, Inc.:
Series 2003-W3 Class M2, 7.305% 9/25/33 (d)(f)	10,034,299	9,704,341
Series 2003-W7 Class A2, 5.5213% 3/1/34 (d)(f)	329,642	330,312
Series 2004-W11 Class M2, 5.8313% 11/25/34 (d)(f)	3,860,000	3,700,763
Series 2004-W5 Class M1, 5.7313% 4/25/34 (d)(f)	3,960,000	3,853,040
Series 2004-W7:
Class M1, 5.6813% 5/25/34 (d)(f)	4,085,000	3,689,311
Class M2, 5.7313% 5/25/34 (d)(f)	3,320,000	3,109,060
Series 2006-M1 Class M7, 6.1313% 7/25/36 (d)(f)	5,600,000	1,652,230
Series 2006-M2 Class M7, 6.0313% 9/25/36 (d)(f)	11,580,000	2,501,280
Series 2006-W4:
Class A2C, 5.2913% 5/25/36 (d)(f)	10,675,000	10,499,866
Class M2, 5.4513% 5/25/36 (d)(f)	11,235,000	8,839,698
Class M3, 5.4713% 5/25/36 (d)(f)	8,990,000	6,756,884
Arran Funding Ltd. Series 2005-A Class C, 6.0725% 12/15/10 (d)	26,765,000	26,430,438
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 5.5513% 12/25/34 (d)(f)	10,055,000	9,225,543
Asset Backed Funding Corp.:
Series 2006-OPT1 Class M4, 5.4913% 9/25/36 (d)(f)	13,256,000	8,638,007
Series 2006-OPT2:
Class C7, 5.2813% 10/25/36 (d)(f)	7,425,000	7,145,404
Class M1, 5.3813% 10/25/36 (d)(f)	7,345,000	6,257,940
Class M7, 5.9113% 10/25/36 (d)(f)	7,655,000	2,560,934
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.6525% 4/15/33 (d)(f)	9,665,494	9,696,153
Series 2003-HE3 Class M1, 6.5825% 6/15/33 (d)(f)	2,135,321	2,087,865
Series 2003-HE6 Class M1, 5.7813% 11/25/33 (d)(f)	3,475,000	3,413,903
Series 2004-HE2 Class M1, 5.6813% 4/25/34 (d)(f)	18,355,000	17,724,671
Series 2004-HE3:
Class M1, 5.6713% 6/25/34 (d)(f)	1,625,000	1,564,539
Class M2, 6.2513% 6/25/34 (d)(f)	3,750,000	3,416,141
Series 2004-HE6 Class A2, 5.4913% 6/25/34 (d)(f)	2,604,317	2,504,621
Series 2005-HE1 Class M1, 5.6313% 3/25/35 (d)(f)	4,146,582	3,970,381
Series 2005-HE2:
Class M1, 5.5813% 3/25/35 (d)(f)	8,250,000	7,891,389
Class M2, 5.6313% 3/25/35 (d)(f)	2,065,000	1,989,060
Series 2005-HE6 Class A2B, 5.3813% 7/25/35 (d)(f)	2,228,199	2,225,761
Series 2005-HE8 Class M2, 5.5813% 11/25/35 (d)(f)	2,105,000	1,978,700
Series 2006-HE2 Class M3, 5.5213% 3/25/36 (d)(f)	3,984,000	2,878,520
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE4 Class M1, 5.4413% 5/25/36 (d)(f)	$ 14,283,000	$ 11,803,471
Series 2006-HE6:
Class A4, 5.2913% 11/25/36 (d)(f)	18,676,000	17,905,615
Class M7, 5.9313% 11/25/36 (d)(f)	2,420,000	900,787
Class M9, 7.2813% 11/25/36 (d)(f)	6,465,000	2,080,747
Series 2007-HE1:
Class A4, 5.2713% 12/25/36 (d)(f)	9,000,000	8,461,404
Class M1, 5.3513% 12/25/36 (d)(f)	8,250,000	6,994,144
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.95% 4/4/17 (a)(d)	20,000,000	1,000,000
Bank of America Credit Card Master Trust:
Series 2006-C4 Class C4, 5.9825% 11/15/11 (d)	46,575,000	45,800,784
Series 2006-C7 Class C7, 5.9825% 3/15/12 (d)	56,710,000	55,594,027
Series 2006-HE7 Class B4, 5.8325% 3/15/12 (d)	33,615,000	33,213,681
Series 2007-C2 Class C2, 6.0225% 9/17/12 (d)	37,725,000	36,816,476
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.925% 5/28/44 (d)(f)	3,281,602	3,181,553
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.955% 2/28/44 (d)(f)	5,593,325	5,540,015
Bear Stearns Asset Backed Securities, Inc. Series 2005-3 Class A1, 5.5813% 9/25/35 (d)(f)	1,261,834	1,265,186
Bear Stearns Asset Backed Securities I Trust:
Series 2005-FR1 Class M1, 5.6313% 6/25/35 (d)(f)	6,660,000	5,868,632
Series 2005-HE2:
Class M1, 5.6313% 2/25/35 (d)(f)	16,465,000	15,894,718
Class M2, 5.8813% 2/25/35 (d)(f)	2,430,000	1,828,184
Series 2007-AQ1 Class A1, 5.2413% 11/25/36 (d)(f)	13,660,171	13,515,031
Series 2007-HE3 Class 1A1, 5.2513% 4/25/37 (d)(f)	10,996,444	10,946,619
BNC Mortgage Loan Trust:
Series 2006-2:
Class A4, 5.2913% 11/25/36 (d)(f)	6,785,000	6,452,114
Class M1, 5.3713% 11/25/36 (d)(f)	6,785,000	5,669,546
Series 2007-2 Class M1, 5.4713% 5/25/37 (d)(f)	13,765,000	11,474,201
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.37% 12/26/24 (d)	19,432,118	19,309,907
C-Bass Trust Series 2007-CB1 Class M1, 5.735% 1/25/37 (d)(f)	9,885,000	8,741,276
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 6.1275% 6/15/10 (d)	5,725,000	5,733,049
Series 2006-2 Class A2A, 5.23% 2/15/09	13,791,721	13,779,344
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust: - continued
Series 2006-SN1A Class A4B, 5.8625% 3/20/10 (a)(d)	$ 25,000,000	$ 24,786,655
Series 2007-SN1 Class A4, 5.8525% 2/15/11 (d)	24,810,000	24,505,690
Capital One Auto Finance Trust:
Series 2004-B Class A4, 5.8625% 8/15/11 (d)	10,800,897	10,768,964
Series 2006-C Class A3B, 5.7625% 7/15/11 (d)	14,690,000	14,620,390
Series 2007-A Class A2, 5.33% 5/17/10	14,418,731	14,417,434
Series 2007-B Class A2, 5.27% 6/15/10	15,505,000	15,502,797
Capital One Multi-Asset Execution Trust:
Series 2003-C5 Class C5, 6.9025% 10/17/11 (d)	6,000,000	5,992,938
Series 2007-C3 Class C3, 5.9013% 4/15/13 (a)(d)	33,795,000	32,864,941
Capital Trust Ltd. Series 2004-1:
Class A2, 5.9463% 7/20/39 (a)(d)	2,968,000	2,608,872
Class B, 6.2463% 7/20/39 (a)(d)	1,550,000	1,516,877
Class C, 6.5963% 7/20/39 (a)(d)	1,994,000	1,827,461
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M1, 5.4313% 7/25/36 (d)(f)	7,847,000	6,701,338
Class M7, 6.0813% 7/25/36 (d)(f)	3,308,000	1,526,450
Class M9, 7.0313% 7/25/36 (d)(f)	2,112,000	953,967
Series 2006-NC2:
Class M6, 5.5713% 6/25/36 (d)(f)	9,000,000	4,821,822
Class M7, 5.9813% 6/25/36 (d)(f)	2,500,000	1,183,805
Series 2006-RFC1:
Class M7, 5.9913% 5/25/36 (d)(f)	2,275,000	1,008,369
Class M8, 6.1813% 5/25/36 (d)(f)	1,485,000	587,111
Class M9, 7.0013% 5/25/36 (d)(f)	1,095,000	403,388
Series 2007-RFC1 Class A3, 5.2713% 12/25/36 (d)(f)	12,398,000	11,855,588
CDC Mortgage Capital Trust:
Series 2002-HE2 Class M1, 6.1813% 1/25/33 (d)(f)	5,855,215	5,757,169
Series 2003-HE1 Class M1, 6.4813% 8/25/33 (d)(f)	1,533,061	1,520,296
Series 2003-HE3 Class M1, 5.8313% 11/25/33 (d)(f)	1,971,336	1,923,363
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.6763% 5/20/17 (a)(d)	3,304,189	3,283,740
Chase Credit Card Owner Trust Series 2003-6 Class C, 6.5525% 2/15/11 (d)	16,400,000	16,337,937
Chase Issuance Trust:
Series 2004-C3 Class C3, 6.2225% 6/15/12 (d)	3,650,000	3,558,181
Series 2006-C3 Class C3, 5.9825% 6/15/11 (d)	28,945,000	28,298,253
CIT Equipment Collateral Trust:
Series 2005-VT1 Class D, 4.51% 11/20/12	1,967,298	1,957,771
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust: - continued
Series 2006-VT2:
Class A2, 5.19% 1/20/09	$ 25,710,000	$ 25,712,679
Class B, 5.24% 4/20/14	2,491,775	2,472,107
Class C, 5.29% 4/20/14	2,716,928	2,684,793
Class D, 5.46% 4/20/14	7,313,799	7,189,883
Citibank Credit Card Issuance Trust:
Series 2006-C4 Class C4, 5.54% 1/9/12 (d)	39,960,000	38,925,344
Series 2006-C6 Class C6, 6.0825% 11/15/12 (d)	27,485,000	26,643,137
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 5.5413% 12/25/33 (a)(d)(f)	3,735,238	3,675,710
Series 2006-NC2 Class A2B, 5.2913% 9/25/36 (d)(f)	35,160,000	33,528,365
Series 2006-WFH3 Class M7, 5.2813% 11/25/36 (d)(f)	6,445,000	6,038,159
Series 2006-WFHE3, Class A3, 5.2813% 10/25/36 (d)(f)	16,085,000	15,602,450
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AMC1:
Class A2B, 5.665% 9/25/36 (d)(f)	11,245,000	10,684,504
Class M7, 6.325% 9/25/36 (d)(f)	4,445,000	2,084,625
Series 2006-WFH2 Class A2A, 5.655% 8/25/36 (d)(f)	12,730,000	12,582,816
Series 2007-AHL1 Class A2B, 5.2713% 12/25/36 (d)(f)	15,000,000	14,175,000
Series 2007-AMC4 Class M1, 5.4013% 5/25/37 (d)(f)	11,110,000	9,229,510
CNH Equipment Trust Series 2007-A Class A2, 5.09% 10/15/09	42,500,000	42,520,332
CNH Wholesale Master Note Trust:
Series 2005-1:
Class A, 5.8625% 6/15/11 (d)	18,000,000	17,963,437
Class B, 6.1525% 6/15/11 (d)	2,280,000	2,276,021
Series 2006-1A:
Class A, 5.8125% 7/15/12 (a)(d)	9,000,000	8,930,301
Class B, 6.0325% 7/15/12 (a)(d)	9,000,000	8,808,921
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 5.2513% 9/25/37 (d)(f)	14,546,999	14,494,717
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)(f)	2,722,674	1,851,418
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.5613% 5/25/33 (d)(f)	504,421	504,652
Series 2003-BC1 Class M2, 7.3888% 9/25/32 (d)(f)	2,016,427	1,827,286
Series 2004-2 Class M1, 5.6313% 5/25/34 (d)(f)	22,590,000	21,971,644
Series 2004-3:
Class 3A4, 5.3813% 8/25/34 (d)(f)	91,760	88,721
Class M1, 5.6313% 6/25/34 (d)(f)	4,450,000	4,269,775
Class M4, 6.1013% 4/25/34 (d)(f)	3,606,235	3,412,912
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class A, 5.5013% 8/25/34 (d)(f)	$ 380,448	$ 358,626
Class M2, 5.6613% 6/25/34 (d)(f)	7,905,000	7,710,774
Series 2005-1:
Class M1, 5.5513% 8/25/35 (d)(f)	3,525,000	3,426,952
Class MV1, 5.5313% 7/25/35 (d)(f)	7,675,000	7,418,770
Class MV2, 5.5713% 7/25/35 (d)(f)	9,200,000	8,910,890
Series 2005-3 Class MV1, 5.5513% 8/25/35 (d)(f)	17,050,000	16,532,072
Series 2005-AB1 Class A2, 5.3413% 8/25/35 (d)(f)	8,631,672	8,542,662
CPS Auto Receivables Trust:
Series 2004-D Class A2, 3.86% 12/15/11 (a)	2,969,749	2,925,500
Series 2006-B Class A2, 5.71% 6/15/16 (a)	2,191,800	2,193,170
Series 2006-C Class A2, 5.31% 3/15/10 (a)	10,999,722	10,995,748
Series 2006-D Class A2, 5.318% 8/15/10 (a)	16,474,950	16,480,098
Series 2007-A Class A1, 5.332% 3/17/08 (a)	1,993,188	1,993,678
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-6 Class M3, 7.0813% 2/25/34 (d)(f)	500,100	441,026
Credit-Based Asset Backed Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 5.4013% 5/25/36 (a)(d)(f)	8,066,501	7,827,031
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 5.1913% 10/25/36 (d)(f)	7,314,309	7,256,021
DaimlerChrysler Auto Trust Series 2006-D Class A2, 5.19% 8/8/09	13,604,179	13,593,149
Discover Card Master Trust I:
Series 2003-4 Class B1, 6.0825% 5/16/11 (d)	8,155,000	8,130,595
Series 2005-1 Class B, 5.9025% 9/16/10 (d)	12,750,000	12,735,181
Series 2005-3 Class B, 5.9425% 5/15/11 (d)	18,000,000	17,592,262
Series 2006-1 Class B1, 5.9025% 8/16/11 (d)	14,629,000	14,530,074
Series 2006-2 Class B1, 5.8725% 1/17/12 (d)	18,000,000	17,833,928
Series 2007-1 Class B, 5.7944% 8/15/12 (d)	20,000,000	19,701,616
DriveTime Auto Owner Trust:
Series 2006-A Class A2, 5.422% 10/15/09 (a)	1,446,493	1,442,877
Series 2006-B Class A2, 5.32% 3/15/10 (a)	17,025,288	16,961,443
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 6.2899% 5/28/35 (d)	267,638	250,702
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.5813% 8/25/34 (d)(f)	2,000,000	1,793,174
Series 2006-3:
Class 2A3, 5.48% 11/25/36 (d)(f)	50,960,000	48,658,850
Class M1, 5.3913% 11/25/36 (d)(f)	18,925,000	16,306,953
Asset-Backed Securities - continued
	Principal Amount	Value
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.6813% 3/25/34 (d)(f)	$ 1,225,000	$ 1,088,813
Class M4, 6.0313% 3/25/34 (d)(f)	810,583	798,653
Series 2004-FF8 Class M3, 6.0813% 10/25/34 (d)(f)	10,000,000	9,291,820
Series 2006-FF12 Class A2, 5.1713% 9/25/36 (d)(f)	10,788,243	10,715,756
Series 2006-FF14:
Class A5, 5.2913% 10/25/36 (d)(f)	9,350,000	8,781,698
Class M1, 5.3913% 10/25/36 (d)(f)	8,319,000	7,250,616
Series 2006-FF15 Class M1, 5.3713% 11/25/36 (d)(f)	24,855,000	21,514,488
Series 2006-FF18 Class M1, 5.3613% 12/25/37 (d)(f)	13,887,000	11,992,966
Series 2006-FF6 Class M1, 5.4213% 4/25/36 (d)(f)	6,965,000	5,471,704
Series 2006-FF7 Class M1, 5.3813% 5/25/36 (d)(f)	7,000,000	5,899,509
Series 2007-FF1 Class M1, 5.3613% 1/25/38 (d)(f)	13,410,000	11,603,821
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	7,020,781	6,998,422
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.9025% 5/15/10 (d)	14,365,000	14,340,733
Class B, 6.1925% 5/15/10 (d)	8,020,000	8,015,492
Series 2006-3:
Class A, 5.9325% 6/15/11 (d)	7,340,000	7,205,218
Class B, 6.2025% 6/15/11 (d)	12,520,000	12,141,151
Series 2006-4 Class B, 6.3025% 6/15/13 (d)	5,315,000	5,083,210
Fosse Master Issuer PLC Series 2007-1A Class C2, 5.8989% 10/18/54 (a)(d)	9,055,000	8,443,845
Franklin Auto Trust:
Series 2006-1 Class A2, 5.2% 10/20/09	6,701,157	6,698,742
Series 2007-1 Class A2, 5.14% 5/17/10	22,795,000	22,776,160
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.5813% 2/25/34 (d)(f)	467,888	440,107
Class M2, 5.6313% 2/25/34 (d)(f)	800,000	777,864
Series 2004-A Class M1, 5.9563% 1/25/34 (d)(f)	10,420,376	10,159,888
Series 2004-B Class M1, 5.7113% 5/25/34 (d)(f)	1,695,000	1,615,094
Series 2005-A:
Class M1, 5.5613% 1/25/35 (d)(f)	1,853,000	1,736,691
Class M2, 5.5913% 1/25/35 (d)(f)	12,075,000	11,610,257
Class M3, 5.6213% 1/25/35 (d)(f)	6,525,000	6,235,688
Class M4, 5.8113% 1/25/35 (d)(f)	2,500,000	2,392,588
Series 2006-1 Class M1, 5.4513% 4/25/36 (d)(f)	5,430,000	4,416,621
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2006-A:
Class M3, 5.5113% 5/25/36 (d)(f)	$ 3,545,000	$ 2,307,448
Class M4, 5.5313% 5/25/36 (d)(f)	5,315,000	3,241,092
Class M5, 5.6313% 5/25/36 (d)(f)	2,847,000	1,257,517
Series 2006-B Class M9, 7.0313% 8/25/36 (d)(f)	2,000,000	432,000
Series 2006-D Class M1, 5.3613% 11/25/36 (d)(f)	17,340,000	15,029,584
Series 2006-E Class M1, 5.3913% 1/25/37 (d)(f)	28,410,000	24,148,557
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.885% 9/25/30 (a)(d)	16,200,000	15,633,703
GE Business Loan Trust Series 2003-1 Class A, 6.1825% 4/15/31 (a)(d)	3,014,227	2,938,871
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 5.9525% 6/15/11 (d)	6,475,000	6,467,375
Series 2006-1:
Class B, 5.8625% 9/17/12 (d)	5,535,000	5,475,631
Class C, 5.9925% 9/17/12 (d)	4,305,000	4,226,101
Series 2007-1 Class C, 6.0225% 3/15/13 (d)	32,645,000	31,757,451
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	20,087,773	20,080,861
GE-WMC Mortgage Securities, LLC Series 2006-1 Class A2B, 5.2813% 8/25/36 (d)(f)	20,000,000	19,006,260
Gracechurch Card Funding PLC:
Series 11 Class C, 6.0325% 11/15/10 (d)	20,510,000	20,235,576
Series 8 Class C, 6.0825% 6/15/10 (d)	18,450,000	18,299,817
Series 9:
Class B, 5.9025% 9/15/10 (d)	3,560,000	3,531,662
Class C, 6.0625% 9/15/10 (d)	13,000,000	12,855,440
Granite Master Issuer PLC Series 2006-1A Class A4, 5.5363% 12/20/30 (a)(d)	546,990	546,289
GSAMP Trust:
Series 2002-HE Class M1, 7.3713% 11/20/32 (d)(f)	5,484,875	5,443,250
Series 2002-NC1 Class A2, 5.7713% 7/25/32 (d)(f)	54,777	52,860
Series 2003-FM1 Class M1, 6.7263% 3/20/33 (d)(f)	10,839,532	9,897,978
Series 2004-AR1 Class M1, 5.7813% 6/25/34 (d)(f)	15,085,000	14,363,846
Series 2004-FM1:
Class M1, 5.7813% 11/25/33 (d)(f)	2,476,297	2,388,565
Class M2, 6.5313% 11/25/33 (d)(f)	983,017	912,447
Series 2004-FM2:
Class M1, 5.8813% 1/25/34 (d)(f)	9,220,747	8,975,669
Class M2, 6.7813% 1/25/34 (d)(f)	1,079,234	991,105
Class M3, 7.0813% 1/25/34 (d)(f)	1,079,270	953,943
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2004-HE1:
Class M1, 5.6813% 5/25/34 (d)(f)	$ 3,659,247	$ 3,399,034
Class M2, 6.2813% 5/25/34 (d)(f)	1,750,000	1,614,408
Series 2006-FM2 Class M1, 5.3913% 9/25/36 (d)(f)	13,470,000	11,266,308
Series 2006-FM3 Class ABS, 5.3313% 11/25/36 (d)(f)	34,491,000	32,906,587
Series 2007-FM2 Class M1, 5.4113% 1/25/37 (d)(f)	27,745,000	23,159,390
Series 2007-HE1 Class M1, 5.3813% 3/25/47 (d)(f)	5,636,000	5,140,466
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 5.4713% 11/25/34 (d)(f)	443,347	443,069
Series 2005-9 Class 2A1, 5.2513% 8/25/35 (d)	2,304,474	2,301,528
Series 2005-HE2 Class M, 5.5613% 3/25/35 (d)(f)	8,690,087	8,118,340
Series 2005-MTR1 Class A1, 5.2713% 10/25/35 (d)	6,236,043	6,222,668
Series 2005-NC1 Class M1, 5.5813% 2/25/35 (d)(f)	8,694,639	8,181,177
Series 2006-FM1:
Class A2C, 5.2913% 4/25/36 (d)(f)	7,500,000	7,212,893
Class M1, 5.4313% 4/25/36 (d)(f)	9,646,000	8,006,595
Class M3, 5.4813% 4/25/36 (d)(f)	2,534,000	1,940,583
Class M5, 5.5913% 4/25/36 (d)(f)	3,500,000	2,303,602
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.2113% 5/25/30 (a)(d)	4,542,494	4,235,875
Series 2006-3:
Class B, 5.5313% 9/25/46 (a)(d)	4,250,000	3,859,553
Class C, 5.6813% 9/25/46 (a)(d)	10,500,000	9,108,750
Helios Finance L.P. Series 2007-S1 Class B1, 6.21% 10/20/14 (a)(d)	24,230,000	23,391,872
Holmes Master Issuer PLC:
Series 2006-1A:
Class 1B, 5.45% 7/15/40 (a)(d)	14,275,000	14,261,617
Class 1C, 5.6% 7/15/40 (a)(d)	8,080,000	8,064,850
Class 2A, 5.42% 7/15/21 (a)(d)	14,275,000	14,078,719
Class 2B, 5.48% 7/15/40 (a)(d)	10,280,000	10,051,913
Class 2C, 5.75% 7/15/40 (a)(d)	4,190,000	4,042,278
Class 2M, 5.55% 7/15/40 (a)(d)	8,570,000	8,390,566
Series 2007-2A Class 1C, 5.59% 7/15/21 (d)	31,910,000	31,462,322
Home Equity Asset Trust:
Series 2002-2 Class M1, 6.3313% 6/25/32 (d)(f)	6,258,310	6,138,313
Series 2002-3 Class A5, 6.0113% 2/25/33 (d)(f)	2,763	2,754
Series 2002-5 Class M1, 6.8313% 5/25/33 (d)(f)	10,744,204	10,625,083
Series 2003-1 Class M1, 6.6313% 6/25/33 (d)(f)	6,529,228	6,407,406
Series 2003-2 Class M1, 6.4513% 8/25/33 (d)(f)	5,699,597	5,579,307
Series 2003-3 Class M1, 6.4213% 8/25/33 (d)(f)	7,951,067	7,755,200
Series 2003-4 Class M1, 6.3313% 10/25/33 (d)(f)	1,940,553	1,786,250
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-5:
Class A2, 5.4813% 12/25/33 (d)(f)	$ 226,466	$ 218,964
Class M1, 5.8313% 12/25/33 (d)(f)	3,175,000	3,112,722
Class M2, 6.8613% 12/25/33 (d)(f)	1,043,336	991,179
Series 2003-7 Class A2, 5.5113% 3/25/34 (d)(f)	11,398	11,406
Series 2003-8 Class M1, 5.8513% 4/25/34 (d)(f)	3,389,558	3,254,094
Series 2004-1 Class M1, 5.7613% 6/25/34 (d)(f)	9,439,676	9,000,486
Series 2004-3:
Class M1, 5.7013% 8/25/34 (d)(f)	1,127,871	1,062,302
Class M2, 6.3313% 8/25/34 (d)(f)	2,855,000	2,550,466
Series 2004-7 Class A3, 5.5213% 1/25/35 (d)(f)	4,215	4,125
Series 2005-1 Class M1, 5.5613% 5/25/35 (d)(f)	9,705,000	9,193,789
Series 2005-2:
Class 2A2, 5.3313% 7/25/35 (d)(f)	1,064,579	1,063,914
Class M1, 5.5813% 7/25/35 (d)(f)	10,085,000	9,578,652
Series 2005-3 Class M1, 5.5413% 8/25/35 (d)(f)	9,450,000	8,885,722
Series 2005-5 Class 2A2, 5.3813% 11/25/35 (d)(f)	8,498,616	8,454,797
Series 2006-1 Class 2A3, 5.3563% 4/25/36 (d)(f)	33,905,000	33,216,322
Series 2006-7:
Class B1, 7.0313% 1/25/37 (d)(f)	3,450,000	1,041,900
Class M4, 5.5113% 1/25/37 (d)(f)	6,740,000	3,783,607
Class M7, 5.9113% 1/25/37 (d)(f)	3,450,000	1,246,140
Series 2006-8:
Class 2A3, 5.2913% 3/25/37 (d)(f)	16,280,000	15,333,725
Class M1, 5.3713% 3/25/37 (d)(f)	10,510,000	8,966,113
Series 2007-3 Class 2A3, 5.3713% 8/25/37 (d)(f)	33,585,000	33,054,995
Household Home Equity Loan Trust Series 2004-1 Class M, 6.0163% 9/20/33 (d)(f)	2,052,118	1,992,824
HSBC Automotive Trust Series 2006-2 Class A2, 5.61% 6/17/09	836,889	837,203
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 5.8925% 6/15/12 (d)	15,473,000	15,307,086
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.9563% 1/20/35 (d)(f)	6,529,482	5,656,706
Class M2, 5.9863% 1/20/35 (d)(f)	4,899,036	4,145,275
Series 2005-3:
Class A1, 5.7975% 1/20/35 (d)(f)	3,199,551	3,129,062
Class M1, 5.9575% 1/20/35 (d)(f)	1,871,737	1,641,278
Series 2006-2:
Class M1, 6.0225% 3/20/36 (d)(f)	5,109,704	4,122,509
Class M2, 6.0425% 3/20/36 (d)(f)	8,450,534	6,638,740
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust: - continued
Series 2006-3 Class A1V, 5.5763% 3/20/36 (d)(f)	$ 17,213,066	$ 17,164,663
HSI Asset Securitization Corp. Trust:
Series 2006-HE1 Class 2A3, 5.2913% 10/25/36 (d)(f)	14,545,000	14,354,068
Series 2006-HE2 Class M1, 5.3713% 12/25/36 (d)(f)	15,602,000	13,581,276
Series 2007-HE1:
Class 2A3, 5.3213% 1/25/37 (d)(f)	8,515,000	7,948,225
Class M1, 5.4313% 1/25/37 (d)(f)	17,440,000	14,814,321
Hyundai Auto Receivables Trust Series 2007-A Class A2B, 5.4863% 1/15/10 (d)	5,855,000	5,855,000
IXIS Real Estate Capital Trust Series 2005-HE1 Class M1, 5.6013% 6/25/35 (d)(f)	3,671,631	3,526,634
JPMorgan Mortgage Acquisition Trust:
Series 2006-CH1:
Class A4, 5.2713% 1/25/35 (d)(f)	10,175,000	9,581,991
Class M1, 5.3513% 5/25/36 (d)(f)	4,742,000	4,353,388
Series 2006-HE3:
Class A4, 5.2913% 11/25/36 (d)(f)	17,520,000	16,526,283
Class M1, 5.3813% 11/25/36 (d)(f)	14,055,000	12,382,961
Series 2006-WMC4 Class A4, 5.2813% 12/25/36 (d)(f)	12,000,000	11,538,756
Series 2007-CH1:
Class AV4, 5.2613% 11/25/36 (d)(f)	8,550,000	8,352,281
Class MV1, 5.3613% 11/25/36 (d)(f)	6,945,000	6,128,150
Keycorp Student Loan Trust:
Series 1999-A Class A2, 5.69% 12/27/09 (d)	9,291,779	9,322,675
Series 2006-A Class 2A1, 5.39% 9/27/21 (d)	10,585,619	10,587,432
Lancer Funding Ltd. Series 2006-1A Class A3, 7.05% 4/6/46 (a)(d)	4,222,263	1,477,792
Long Beach Auto Receivables Trust:
Series 2006-B Class A2, 5.34% 11/15/09	6,674,363	6,674,734
Series 2007-A Class A1, 5.335% 3/15/08	2,183,691	2,183,726
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.3613% 6/25/33 (d)(f)	17,708,812	17,512,315
Series 2003-3 Class M1, 5.8813% 7/25/33 (d)(f)	10,152,475	9,817,444
Series 2004-2:
Class M1, 5.6613% 6/25/34 (d)(f)	4,275,000	4,150,427
Class M2, 6.2113% 6/25/34 (d)(f)	3,265,000	2,996,333
Series 2005-WL1 Class M2, 5.6813% 6/25/35 (d)(f)	12,580,000	11,450,580
Series 2006-1 Class 2A2, 5.2713% 2/25/36 (d)(f)	6,550,000	6,515,206
Series 2006-6:
Class 2A3, 5.2813% 7/25/36 (d)(f)	12,915,000	12,347,954
Class M4, 5.4913% 7/25/36 (d)(f)	3,825,000	1,871,488
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2006-6:
Class M5, 5.5213% 7/25/36 (d)(f)	$ 2,390,000	$ 1,233,221
Class M7, 6.0313% 7/25/36 (d)(f)	4,000,000	1,566,176
Series 2006-9:
Class 2A3, 5.2913% 11/25/36 (d)(f)	20,110,000	19,063,657
Class M4, 5.5013% 11/25/36 (d)(f)	4,170,000	2,295,039
Class M5, 5.5313% 11/25/36 (d)(f)	8,052,000	3,815,038
Class M7, 5.9313% 11/25/36 (d)(f)	3,796,000	1,454,620
Luminent Mortgage Trust Series 2006-3 Class 12A1, 5.3413% 5/25/36 (d)	7,680,299	7,514,975
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 5.3413% 5/25/47 (d)	9,810,000	9,605,394
MASTR Asset Backed Securities Trust:
Series 2006-AM3:
Class A3, 5.3013% 10/25/36 (d)(f)	13,660,000	13,559,681
Class M1, 5.3913% 10/25/36 (d)(f)	3,090,000	2,633,916
Series 2006-HE3 Class A2, 5.2313% 8/25/36 (d)(f)	19,310,000	18,929,844
Series 2006-NC2 Class M7, 5.8813% 9/25/36 (d)(f)	4,790,000	2,484,195
Series 2007-WMC1 Class A4, 5.2913% 1/25/37 (d)(f)	23,620,000	22,590,310
MBNA Credit Card Master Note Trust:
Series 2002-B4 Class B4, 6.2525% 3/15/10 (d)	21,135,000	21,141,032
Series 2003-B2 Class B2, 6.1425% 10/15/10 (d)	3,765,000	3,770,904
Series 2003-B3 Class B3, 6.1275% 1/18/11 (d)	1,130,000	1,129,430
Series 2003-B5 Class B5, 6.1225% 2/15/11 (d)	705,000	705,230
Series 2005-C1 Class C, 6.1625% 10/15/12 (d)	42,495,000	41,389,667
Series 2005-C2 Class C, 6.1025% 2/15/13 (d)	42,495,000	40,909,996
Series 2005-C3 Class C, 6.0225% 3/15/11 (d)	22,170,000	21,875,327
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.69% 9/15/10 (d)	7,800,000	7,805,498
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.8813% 7/25/34 (d)(f)	6,105,633	5,972,934
Class M2, 5.9563% 7/25/34 (d)(f)	178,083	164,532
Merrill Auto Trust Securitization Series 2007-1 Class A2, 5.43% 1/15/10	29,330,000	29,329,894
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 5.3013% 2/25/37 (d)	13,688,416	13,247,486
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1:
Class A2C, 5.3813% 4/25/37 (d)(f)	16,935,000	16,635,996
Class M1, 5.5113% 4/25/37 (d)(f)	27,945,000	23,059,376
Merrill Lynch Mortgage Investment Trust Series 2006-HE3 Class A2, 5.2213% 6/25/37 (d)(f)	7,500,000	7,436,723
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 5.8313% 7/25/34 (d)(f)	$ 5,426,000	$ 5,342,792
Series 2003-OPT1 Class M1, 5.7813% 7/25/34 (d)(f)	1,565,000	1,547,863
Series 2006-OPT1 Class A1A, 5.3913% 6/25/35 (d)(f)	12,052,457	11,916,867
Series 2007-HE1 Class M1, 5.5313% 2/25/37 (d)(f)	13,420,000	11,182,081
Merrill Lynch Mortgage Investors, Inc. Series 2006-FM1 Class A2B, 5.2413% 4/25/37 (d)(f)	17,890,000	17,593,706
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 6.2313% 12/27/32 (d)(f)	470,685	469,548
Series 2003-NC7 Class M1, 5.8313% 6/25/33 (d)(f)	4,324,183	4,253,729
Series 2003-NC8 Class M1, 5.8313% 9/25/33 (d)(f)	3,049,800	3,005,181
Series 2004-HE6 Class A2, 5.4713% 8/25/34 (d)(f)	394,533	381,403
Series 2004-NC2 Class M1, 5.6813% 12/25/33 (d)(f)	7,084,790	6,880,933
Series 2005-1 Class M2, 5.6013% 12/25/34 (d)(f)	4,425,000	4,283,298
Series 2005-HE1:
Class M1, 5.5813% 12/25/34 (d)(f)	1,100,000	1,057,311
Class M2, 5.6013% 12/25/34 (d)(f)	2,970,000	2,867,900
Series 2005-HE2:
Class M1, 5.5313% 1/25/35 (d)(f)	2,665,000	2,548,073
Class M2, 5.5713% 1/25/35 (d)(f)	1,900,000	1,835,753
Series 2005-NC1:
Class M1, 5.5713% 1/25/35 (d)(f)	2,425,000	2,319,093
Class M2, 5.6013% 1/25/35 (d)(f)	2,425,000	2,342,933
Class M3, 5.6413% 1/25/35 (d)(f)	2,425,000	2,327,224
Series 2005-NC2 Class B1, 6.3013% 3/25/35 (d)(f)	3,000,000	2,253,207
Series 2006-HE3:
Class B1, 6.0313% 4/25/36 (d)(f)	2,900,000	1,301,424
Class B3, 7.0313% 4/25/36 (d)(f)	6,450,000	1,814,849
Series 2006-NC1 Class A2, 5.2713% 12/25/35 (d)(f)	9,993,747	9,970,321
Series 2007-HE2 Class A2A, 5.1713% 1/25/37 (d)(f)	1,654,340	1,642,708
Series 2007-HE4 Class A2A, 5.2413% 2/25/37 (d)(f)	1,524,006	1,513,291
Series 2007-NC3 Class A2A, 5.1913% 5/25/37 (d)(f)	694,883	691,843
Morgan Stanley ABS Capital I, Inc.:
Series 2006-HE4:
Class M1, 5.4113% 6/25/36 (d)(f)	3,560,000	2,869,979
Class M2:
5.4313% 6/25/36 (d)(f)	6,230,000	5,083,942
5.4413% 6/25/36 (d)(f)	4,450,000	3,202,514
Class M4, 5.4813% 6/25/36 (d)(f)	1,780,000	1,151,219
Series 2006-HE5 Class AC2, 5.2713% 8/25/36 (d)(f)	8,510,000	8,248,054
Series 2006-NC4:
Class A2D, 5.3713% 6/25/36 (d)(f)	8,865,000	8,204,283
Class M2, 5.4313% 6/25/36 (d)(f)	3,000,000	2,358,000
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2006-NC4:
Class M3, 5.4413% 6/25/36 (d)(f)	$ 1,000,000	$ 714,252
Class M4, 5.4813% 6/25/36 (d)(f)	2,000,000	1,191,990
Class M5, 5.5013% 6/25/36 (d)(f)	2,000,000	1,042,644
Class M6, 5.5813% 6/25/36 (d)(f)	1,000,000	443,130
Series 2006-NC5 Class A2C, 5.2813% 10/25/36 (d)(f)	7,965,000	7,670,048
Morgan Stanley Capital I Trust Series 2006-HE1 Class A3, 5.3113% 1/25/36 (d)(f)	84,755,000	83,536,647
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.4063% 2/25/32 (d)(f)	592,966	587,697
Series 2001-NC4 Class M1, 6.6313% 1/25/32 (d)(f)	2,373,112	2,341,075
Series 2002-AM3 Class A3, 6.1113% 2/25/33 (d)(f)	705,709	701,189
Series 2002-HE1 Class M1, 6.0313% 7/25/32 (d)(f)	5,546,330	5,155,314
Series 2002-HE2 Class M1, 6.6313% 8/25/32 (d)(f)	6,447,627	6,370,017
Series 2002-NC1 Class M1, 6.3313% 2/25/32 (a)(d)(f)	4,692,796	4,639,495
Series 2002-NC3:
Class A3, 5.8113% 8/25/32 (d)(f)	237,036	237,036
Class M1, 6.2113% 8/25/32 (d)(f)	440,359	431,831
Series 2002-OP1 Class M1, 6.2563% 9/25/32 (d)(f)	2,417,510	2,387,869
Series 2003-NC1 Class M1, 6.7063% 11/25/32 (d)(f)	3,504,748	3,486,594
Morgan Stanley Home Equity Loans Trust:
Series 2006-3:
Class M1, 5.4213% 4/25/36 (d)(f)	4,000,000	3,414,400
Class M4, 5.5113% 4/25/36 (d)(f)	6,000,000	3,817,212
Class M5, 5.5413% 4/25/36 (d)(f)	2,000,000	1,185,796
Series 2007-2 Class A1, 5.2313% 4/25/37 (d)(f)	957,743	954,301
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 5.1613% 9/25/19 (d)	25,000,000	24,986,768
Series 2006-4 Class A1, 5.1613% 3/25/25 (d)	15,772,583	15,725,867
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.2413% 2/25/13 (d)	18,350,000	17,776,698
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 5.8513% 1/25/34 (d)(f)	8,364,478	8,107,630
Series 2005-1:
Class M1, 5.5813% 3/25/35 (d)(f)	4,395,000	4,101,673
Class M2, 5.6113% 3/25/35 (d)(f)	4,395,000	4,180,792
Class M3, 5.6513% 3/25/35 (d)(f)	2,120,000	2,010,046
Series 2005-4 Class M2, 5.6413% 9/25/35 (d)(f)	9,815,000	9,254,721
Series 2005-D Class M2, 5.6013% 2/25/36 (d)(f)	2,045,000	1,893,770
Series 2006-1 Class M2, 5.4913% 5/25/36 (d)(f)	5,550,000	4,418,860
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Lease Trust Series 2005-A Class A4, 5.8025% 8/15/11 (d)	$ 17,595,000	$ 17,557,435
Nomura Home Equity Loan Trust:
Series 2006-HE1 Class A1, 5.2113% 2/25/36 (d)(f)	454,299	453,731
Series 2006-HE2 Class A2, 5.2513% 3/25/36 (d)(f)	7,500,000	7,426,170
Series 2006-HE3:
Class M7, 5.9313% 7/25/36 (d)(f)	4,553,000	2,153,146
Class M8, 6.0813% 7/25/36 (d)(f)	3,193,000	952,117
Class M9, 6.9813% 7/25/36 (d)(f)	4,611,000	2,035,318
Series 2007-2 Class 2A3, 5.3213% 2/25/37 (d)(f)	11,553,000	11,092,682
Nomura Home Equity Loan, Inc. Series 2006-AF1 Class A1, 6.032% 10/25/36 (f)	3,872,723	3,875,144
NovaStar Home Equity Loan Series 2004-1 Class M1, 5.5813% 6/25/34 (d)(f)	4,025,000	3,489,933
NovaStar Home Equity Loan Trust Series 2006-2:
Class A2A, 5.1813% 6/25/36 (d)(f)	1,150,075	1,148,817
Class M1, 5.4013% 6/25/36 (d)(f)	9,100,000	7,373,985
NovaStar Mortgage Funding Trust Series 2007-1 Class A2C, 5.3113% 3/25/37 (d)(f)	13,845,000	12,808,785
Ocala Funding LLC:
Series 2005-1A Class A, 6.9963% 3/20/10 (a)(d)	3,675,000	3,583,125
Series 2006-1A Class A, 6.8963% 3/20/11 (a)(d)	8,090,000	7,119,200
Option One Mortgage Loan Trust Series 2004-3 Class M3, 5.7813% 11/25/34 (d)(f)	2,365,000	2,292,451
Ownit Mortgage Loan Asset-Backed Certificates Series 2006-2 Class A2A, 5.2113% 1/25/37 (d)(f)	2,469,870	2,460,223
Ownit Mortgage Loan Trust:
Series 2006-5 Class AC2, 5.2813% 7/25/37 (d)(f)	5,000,000	4,707,815
Series 2006-7:
Class A2C, 5.2913% 10/25/37 (d)(f)	12,205,000	11,684,384
Class M1, 5.3813% 10/25/37 (d)(f)	6,670,000	5,761,139
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.7613% 9/25/34 (d)(f)	3,745,000	3,538,497
Class M2, 5.8113% 9/25/34 (d)(f)	1,755,000	1,679,747
Class M3, 6.3813% 9/25/34 (d)(f)	3,355,000	3,136,865
Class M4, 6.5813% 9/25/34 (d)(f)	4,700,000	4,390,453
Series 2004-WCW2 Class M3, 5.6813% 7/25/35 (d)(f)	2,755,000	2,617,479
Series 2004-WHQ2 Class M1, 5.7213% 2/25/35 (d)(f)	8,000,000	7,389,344
Series 2004-WWF1:
Class M2, 5.8113% 2/25/35 (d)(f)	11,060,000	10,571,546
Class M3, 5.8713% 2/25/35 (d)(f)	1,370,000	1,311,280
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 5.6513% 1/25/35 (d)(f)	$ 4,175,000	$ 3,985,246
Class M3, 5.6913% 1/25/35 (d)(f)	3,290,000	3,139,969
Class M4, 5.9613% 1/25/35 (d)(f)	10,150,000	9,547,120
Class M5, 6.0113% 1/25/35 (d)(f)	7,095,000	6,368,671
Series 2005-WHQ2:
Class M7, 6.3813% 5/25/35 (d)(f)	12,030,000	9,529,180
Class M9, 7.0113% 5/25/35 (d)(f)	3,475,000	1,563,750
PASA Funding Ltd. Series 2007-1A Class X, 5.6475% 4/7/17 (a)(d)	13,275,000	12,953,519
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 5.4913% 9/25/36 (d)(f)	10,020,000	5,805,147
Class M5, 5.5213% 9/25/36 (d)(f)	4,995,000	2,642,605
Pinnacle Capital Asset Trust Series 2006-A Class A2, 5.37% 1/26/09 (a)	11,072,565	11,075,768
Providian Master Note Trust:
Series 2005-2 Class C2, 6.2525% 11/15/12 (a)(d)	21,450,000	21,098,220
Series 2006-C1A Class C1, 6.3025% 3/16/15 (a)(d)	24,985,000	23,946,561
Residential Asset Mortgage Products, Inc.:
Series 2003-RS9:
Class MII1, 5.7913% 10/25/33 (d)(f)	3,695,405	3,539,843
Class MII2, 6.9313% 10/25/33 (d)(f)	907,988	792,123
Series 2004-RS10 Class MII2, 6.3813% 10/25/34 (d)(f)	5,500,000	5,055,677
Series 2005-SP2 Class 1A1, 5.2813% 5/25/44 (d)(f)	596,171	595,891
Series 2007-RZ1 Class A2, 5.2913% 2/25/37 (d)	20,285,000	19,818,946
Salomon Brothers Mortgage Securities VII, Inc.Series 2003-HE1 Class A, 5.5313% 4/25/33 (d)(f)	35,133	34,337
Santander Drive Auto Receivables Trust Series 2007-1 Class A2, 5.2% 12/15/10	20,000,000	19,973,294
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.9263% 3/25/35 (d)(f)	13,000,000	12,690,002
Series 2007-1 Class A2C, 5.2813% 2/25/37 (d)(f)	8,500,000	8,008,598
Securitized Asset Backed Receivables LLC Trust:
Series 2004-NC1 Class M1, 5.6513% 2/25/34 (d)(f)	2,878,804	2,662,448
Series 2006-NC1:
Class A2, 5.2913% 3/25/36 (d)(f)	10,000,000	9,817,190
Class M1, 5.4313% 3/25/36 (d)(f)	10,000,000	8,046,560
Series 2007-NC2:
Class A2B, 5.2713% 1/25/37 (d)(f)	9,000,000	8,478,279
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust: - continued
Series 2007-NC2:
Class M1, 5.3613% 1/25/37 (d)(f)	$ 6,590,000	$ 5,493,095
SG Mortgage Securities Trust Series 2006-OPT2 Class M1, 5.3713% 10/25/36 (d)(f)	12,160,000	10,858,150
Sierra Receivables Funding Co. Series 2007-1A Class A2, 5.7375% 3/20/19 (a)(d)	14,465,645	14,183,112
SLC Student Loan Trust Series 2007-1 Class C, 5.7075% 8/15/35 (d)	7,765,000	7,765,000
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.6444% 6/15/33 (d)	8,751,000	8,847,256
Soundview Home Equity Loan Trust:
Series 2006-EQ2 Class M1, 5.3613% 1/25/37 (d)(f)	14,835,000	12,627,552
Series 2006-NLC1 Class M1, 5.3813% 11/25/36 (a)(d)(f)	7,085,000	5,923,060
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.9325% 8/15/11 (a)(d)	10,755,000	10,483,329
Class C, 6.1325% 8/15/11 (a)(d)	4,905,000	4,713,165
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 6.7313% 8/25/34 (d)(f)	3,299,354	3,103,712
Series 2003-BC4 Class M1, 5.7313% 11/25/34 (d)(f)	1,810,000	1,657,788
Series 2006-BC5 Class M1, 5.3713% 11/25/37 (d)(f)	3,335,000	2,921,854
Series 2007-BC1 Class M1, 5.3813% 1/25/38 (d)(f)	10,850,000	8,837,499
Structured Asset Corp. Trust Series 2006-BC6:
Class A4, 5.3013% 1/25/37 (d)(f)	19,340,000	18,324,650
Class M1, 5.4013% 1/25/37 (d)(f)	18,820,000	16,092,248
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 5.8313% 8/25/33 (d)(f)	9,005,000	8,828,475
Series 2004-8 Class M5, 6.2813% 9/25/34 (d)(f)	2,395,000	2,277,092
Series 2005-1 Class M4, 5.8913% 2/25/35 (a)(d)(f)	3,990,000	3,800,176
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.4913% 2/25/34 (d)(f)	918,801	885,638
Series 2005-5N Class 3A1A, 5.4313% 11/25/35 (d)	8,701,303	8,493,757
Series 2006-BC3:
Class M1, 5.3813% 10/25/36 (d)(f)	19,402,000	16,220,072
Class M7, 5.9313% 10/25/36 (d)(f)	10,000,000	3,620,000
Series 2006-OPT1:
Class M1, 5.4313% 4/25/36 (d)(f)	5,000,000	4,110,638
Class M2, 5.4713% 4/25/36 (d)(f)	4,000,000	3,166,400
Class M3, 5.5313% 4/25/36 (d)(f)	6,027,000	3,757,657
Series 2007-BC1 Class M1, 5.3613% 2/25/37 (d)(f)	52,512,000	42,708,430
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 5.8525% 9/15/11 (d)	$ 33,435,000	$ 32,908,185
Class B, 6.0325% 9/15/11 (d)	27,050,000	26,221,621
Series 2007-AE1:
Class A, 5.8525% 1/15/12 (d)	6,730,000	6,555,392
Class B, 6.0525% 1/15/12 (d)	5,605,000	5,432,340
Class C, 6.3525% 1/15/12 (d)	6,965,000	6,703,892
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 6.2025% 3/15/11 (a)(d)	42,165,000	41,916,146
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class A, 5.9325% 6/15/10 (d)	18,990,000	18,737,078
Class B, 6.2325% 6/15/10 (d)	8,785,000	8,746,346
Class C, 6.9525% 6/15/10 (d)	20,700,000	20,203,293
Swift Master Auto Receivables Trust Series 2007-1 Class A, 5.8525% 6/15/12 (d)	19,765,000	19,262,989
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.5613% 9/25/34 (d)(f)	198,204	193,187
Series 2003-6HE Class A1, 5.6013% 11/25/33 (d)(f)	250,816	247,250
Series 2005-14HE Class AF1, 5.2713% 8/25/36 (d)(f)	282,773	282,685
Thornburg Mortgage Securities Trust Series 2006-6 Class A1, 5.2413% 12/25/36 (d)	34,304,643	33,875,245
Triad Auto Receivables Owner Trust:
Series 2006-B Class A2, 5.36% 11/12/09	1,586,106	1,586,396
Series 2006-C Class A2, 5.4% 1/12/10	10,015,621	10,016,946
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 6.0825% 5/16/11 (a)(d)	17,300,000	16,691,040
Series 2006-2:
Class B, 5.9025% 10/17/11 (d)	23,555,000	22,982,614
Class C, 6.1025% 10/17/11 (d)	22,130,000	21,176,197
Series 2007-1 Class C, 6.1225% 6/15/12 (d)	25,235,000	24,328,130
UPFC Auto Receivables Trust:
Series 2006-A Class A2, 5.46% 6/15/09	1,381,035	1,380,808
Series 2007-A Class A2, 5.46% 6/15/10	17,755,000	17,784,788
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (a)	12,139,110	12,132,224
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 6.5525% 6/15/20 (d)	13,927,722	13,454,604
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (a)(f)	5,214,761	2,607,380
Asset-Backed Securities - continued
	Principal Amount	Value
WaMu Asset-Backed Certificates:
Series 2006-HE3:
Class M4, 5.5113% 10/25/36 (d)(f)	$ 3,542,000	$ 2,226,576
Class M7, 5.9313% 10/25/36 (d)(f)	2,564,000	1,117,191
Series 2006-HE5 Class M1, 5.3813% 10/25/36 (d)(f)	16,630,000	14,554,543
WaMu Master Note Trust:
Series 2006-A3A Class A3, 5.7825% 9/16/13 (a)(d)	34,760,000	34,237,773
Series 2006-C2A Class C2, 6.2525% 8/15/15 (a)(d)	48,150,000	42,906,176
Series 2006-C3A Class C3A, 6.1325% 10/15/13 (a)(d)	33,700,000	32,910,460
Series 2007-C1 Class C1, 6.1525% 5/15/14 (a)(d)	29,325,000	27,506,264
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	44,512	0
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	924,140	913,022
Whinstone Capital Management Ltd. Series 1A Class B3, 6.255% 10/25/44 (a)(d)	27,331,734	26,782,366
World Omni Auto Receivables Trust Series 2007-B Class A2B, 5.8225% 2/16/10 (d)	3,525,000	3,525,000
TOTAL ASSET-BACKED SECURITIES (Cost $5,256,054,065)		4,873,346,938
Collateralized Mortgage Obligations - 17.0%

Private Sponsor - 16.0%
ACE Securities Corp. Home Equity Loan Trust floater Series 2007-WM1:
Class A2C, 5.3013% 11/25/36 (c)(d)(f)	9,016,000	8,527,162
Class M1, 5.3813% 11/25/36 (d)(f)	8,781,000	7,200,420
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.3213% 5/25/46 (d)	7,406,847	7,236,989
American Home Mortgage Investment Trust floater Series 2005-4 Class 1A1, 5.4213% 3/25/35 (d)	8,117,062	7,875,588
Argent Securities, Inc. floater Series 2006-W5:
Class M1, 5.4213% 6/25/36 (d)(f)	3,000,000	2,503,386
Class M2, 5.4413% 6/25/36 (d)(f)	4,000,000	3,138,188
Class M3, 5.4613% 6/25/36 (d)(f)	2,000,000	1,510,424
Class M4, 5.5013% 6/25/36 (d)(f)	2,000,000	1,217,700
Arkle Master Issuer PLC floater:
Series 2006-1A:
Class 1C, 5.77% 2/17/52 (a)(d)	6,275,000	6,251,469
Class 3C, 5.91% 2/17/52 (a)(d)	4,605,000	4,455,959
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Arkle Master Issuer PLC floater: - continued
Series 2006-2A:
Class 1B, 5.6% 2/17/52 (a)(d)	$ 5,185,000	$ 5,161,708
Class 1C, 5.76% 2/17/52 (a)(d)	6,225,000	6,173,692
Class 1M, 5.67% 2/17/52 (a)(d)	2,590,000	2,579,074
Class 2B, 5.64% 2/17/52 (a)(d)	16,205,000	15,812,536
Class 2C, 5.9% 2/17/52 (a)(d)	19,805,000	18,984,176
Class 2M, 5.72% 2/17/52 (a)(d)	11,020,000	10,770,758
Series 2007-1A Class 1C, 5.78% 2/17/52 (a)(c)(d)	31,310,000	30,697,383
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 5.79% 4/12/56 (a)(d)	11,365,000	10,753,107
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 6.0108% 12/25/33 (d)	953,622	961,882
Series 2004-B Class 1A1, 6.0362% 3/25/34 (d)	1,184,816	1,182,414
Series 2004-C Class 1A1, 5.9228% 4/25/34 (d)	2,825,748	2,816,286
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0858% 8/25/35 (d)	10,495,789	10,422,774
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.4113% 1/25/35 (d)	37,706,192	37,541,156
Series 2005-2 Class 1A1, 5.3813% 3/25/35 (d)	5,652,884	5,606,511
Series 2005-5 Class 1A1, 5.3513% 7/25/35 (d)	7,195,154	7,151,558
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A3, 4.2294% 8/25/34 (d)	41,996,444	41,500,407
Countrywide Alternative Loan Trust:
floater Series 2006-OA16 Class A1A, 5.2013% 9/25/46 (d)	2,368,947	2,367,123
planned amortization class Series 2003-5T2 Class A2, 5.5313% 5/25/33 (d)	1,314,414	1,312,930
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.5313% 1/25/34 (d)	697,894	683,404
Series 2004-2 Class 7A3, 5.5313% 2/25/35 (d)	1,739,393	1,736,011
Series 2004-4 Class 5A2, 5.5313% 3/25/35 (d)	512,564	501,055
Series 2005-1 Class 5A2, 5.4613% 5/25/35 (d)	6,416,530	6,228,512
Series 2005-10:
Class 5A1, 5.3913% 1/25/36 (d)	7,196,409	6,976,315
Class 5A2, 5.4513% 1/25/36 (d)	3,238,384	3,191,247
Series 2005-2:
Class 6A2, 5.4113% 6/25/35 (d)	1,623,816	1,577,066
Class 6M2, 5.6113% 6/25/35 (c)(d)	10,145,000	10,106,732
Series 2005-3 Class 8A2, 5.3713% 7/25/35 (d)	5,890,619	5,789,700
Series 2005-4 Class 7A2, 5.3613% 8/25/35 (d)	1,953,871	1,926,882
Series 2005-8 Class 7A2, 5.4113% 11/25/35 (d)	4,291,865	4,195,727
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.5313% 3/25/34 (d)	$ 237,665	$ 236,465
Series 2004-AR3 Class 6A2, 5.5013% 4/25/34 (d)	570,190	568,491
Series 2004-AR4 Class 5A2, 5.5013% 5/25/34 (d)	294,418	294,499
Series 2004-AR5 Class 11A2, 5.5013% 6/25/34 (d)	417,257	412,491
Series 2004-AR6 Class 9A2, 5.5013% 10/25/34 (d)	2,149,255	2,149,297
Series 2004-AR7 Class 6A2, 5.5113% 8/25/34 (d)	815,183	815,274
Series 2004-AR8 Class 8A2, 5.5113% 9/25/34 (d)	346,313	346,242
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.4213% 11/25/35 (d)	2,501,480	2,448,553
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 5.2913% 3/25/37 (d)	23,625,000	23,342,601
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 5.5925% 9/19/36 (d)	8,672,750	8,604,714
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (a)	27,280,000	27,207,538
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 5.8813% 10/25/36 (d)(f)	11,342,000	3,569,781
Class M8, 6.0813% 10/25/36 (d)(f)	4,935,000	1,416,296
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.6934% 12/25/34 (d)	506,372	501,878
Fosse Master Issuer PLC floater Series 2006-1A:
Class A1, 5.6438% 10/18/31 (a)(d)	6,804,455	6,785,317
Class B1, 5.45% 10/18/54 (a)(d)	8,520,000	8,437,463
Class B2, 5.52% 10/18/54 (a)(d)	19,660,000	18,962,070
Class C2, 5.83% 10/18/54 (a)(d)	6,590,000	5,967,908
Class M1, 5.53% 10/18/54 (a)(d)	4,915,000	4,870,458
Class M2, 5.61% 10/18/54 (a)(d)	11,300,000	10,933,236
Gracechurch Mortgage Financing PLC floater Series 2006-1:
Class A4, 5.56% 11/20/56 (a)(d)	53,320,000	52,584,184
Class D2, 5.98% 11/20/56 (a)(d)	19,270,000	18,050,594
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.43% 10/11/41 (a)(d)	23,036,809	22,770,503
Class CB, 5.63% 10/11/41 (a)(d)	2,100,000	2,018,247
Class DB, 5.82% 10/11/41 (a)(d)	21,420,000	20,049,405
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.6675% 12/21/24 (d)	$ 12,276,250	$ 12,278,939
Class A4, 5.6875% 12/20/54 (d)	68,495,000	67,473,921
Series 2005-2 Class C1, 6.01% 12/20/54 (d)	20,975,000	18,625,805
Series 2005-4 Class A3, 5.58% 12/20/54 (d)	32,406,121	32,278,441
Series 2006-1A:
Class A5, 5.58% 12/20/54 (a)(d)	9,000,000	8,901,825
Class C2, 6.11% 12/20/54 (a)(d)	55,570,000	47,786,456
Series 2006-2 Class C1, 5.83% 12/20/54 (d)	36,815,000	32,369,950
Series 2006-3 Class C2, 5.86% 12/20/54 (d)	7,730,000	6,706,769
Series 2006-4:
Class B1, 5.6775% 12/20/54 (d)	20,680,000	20,411,872
Class C1, 5.9675% 12/20/54 (d)	12,645,000	11,303,328
Class M1, 5.7575% 12/20/54 (d)	5,445,000	5,086,412
Series 2007-1:
Class 1C1, 5.8875% 12/20/54 (d)	12,775,000	11,408,202
Class 1M1, 5.7375% 12/20/54 (d)	8,310,000	7,760,837
Class 2B1, 5.7075% 12/20/54 (d)	8,860,000	8,594,200
Class 2C1, 6.0175% 12/20/54 (d)	5,830,000	4,999,225
Class 2M1, 5.8375% 12/20/54 (d)	10,670,000	9,282,900
Series 2007-2 Class 2C1, 5.79% 12/17/54 (d)	14,785,000	12,573,435
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 6.81% 1/20/43 (d)	9,785,000	8,771,630
Series 2003-3 Class 1C, 6.81% 1/20/44 (d)	4,590,000	4,067,890
Series 2004-3 Class 2A1, 5.7275% 9/20/44 (d)	9,016,772	8,935,845
GSAMP Trust floater Series 2006-HE3 Class M2, 5.4313% 5/25/36 (d)(f)	10,800,000	8,874,166
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 5.7225% 5/19/35 (d)	3,895,767	3,814,804
Holmes Financing No. 10 PLC floater Series 10A:
Class 2A, 5.39% 7/15/40 (a)(d)	9,360,000	9,342,459
Class 2C, 5.71% 7/15/40 (a)(d)	10,255,000	10,141,170
Holmes Financing No. 9 PLC floater Class 2A, 5.42% 7/15/13 (d)	47,220,000	46,891,704
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 5.2613% 4/25/37 (d)(f)	16,984,469	16,902,196
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.5813% 10/25/34 (d)	1,253,222	1,251,536
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1 Class M1, 5.3613% 12/25/36 (d)(f)	10,960,000	9,351,138
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.5013% 3/25/35 (d)	$ 2,471,258	$ 2,434,675
Series 2004-6 Class 1A2, 5.5213% 10/25/34 (d)	796,367	787,125
Series 2005-1:
Class M1, 5.5913% 4/25/35 (d)	1,673,794	1,623,952
Class M2, 5.6313% 4/25/35 (d)	2,923,666	2,785,965
Class M3, 5.6613% 4/25/35 (d)	477,108	452,231
Class M4, 5.8813% 4/25/35 (d)	281,573	216,811
Class M5, 5.9013% 4/25/35 (d)	281,573	211,180
Class M6, 5.9513% 4/25/35 (d)	450,513	315,359
Series 2005-2 Class 1A2, 5.4413% 4/25/35 (d)	8,264,069	8,126,318
Series 2005-3 Class A1, 5.3713% 8/25/35 (d)	5,539,743	5,441,992
Series 2005-4 Class 1B1, 6.805% 5/25/35 (d)	1,791,556	1,455,919
Series 2005-6 Class 1M3, 5.7413% 10/25/35 (d)	1,605,167	1,611,712
Series 2005-7:
Class M1, 5.6113% 11/25/35 (d)	1,046,949	1,013,212
Class M2, 5.6513% 11/25/35 (d)	785,953	752,812
Class M3, 5.7513% 11/25/35 (d)	3,923,833	3,021,351
Class M4, 5.7913% 11/25/35 (d)	1,879,762	1,409,821
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9512% 11/25/35 (d)	2,155,000	2,115,843
Kildare Securities Ltd. floater Series 2007-1 Class A2, 5.7838% 12/10/43 (a)(d)	14,660,000	14,594,223
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.895% 9/26/45 (a)(d)	5,132,346	5,127,062
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 5.2113% 8/25/46 (d)	9,315,123	9,243,601
Series 2006-GP1 Class A1, 5.2213% 5/25/46 (d)	6,467,294	6,440,814
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.4013% 3/25/35 (d)	814,781	812,159
MASTR Asset Backed Securities Trust floater Series 2007-HE1 Class M1, 5.4313% 5/25/37 (d)(f)	4,860,000	3,989,360
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 5.9225% 6/15/22 (a)(d)	1,350,000	1,341,832
Class C, 5.9425% 6/15/22 (a)(d)	8,760,000	8,707,903
Class D, 5.9525% 6/15/22 (a)(d)	3,370,000	3,350,305
Class E, 5.9625% 6/15/22 (a)(d)	5,390,000	5,312,852
Class F, 5.9925% 6/15/22 (a)(d)	9,720,000	9,526,688
Class G, 6.0625% 6/15/22 (a)(d)	2,020,000	1,963,442
Class H, 6.0825% 6/15/22 (a)(d)	4,045,000	3,904,694
Class J, 6.1225% 6/15/22 (a)(d)	4,720,000	4,528,406
Class TM, 6.2525% 6/15/22 (a)(d)	46,194,375	46,448,218
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 5.5213% 3/25/28 (d)	$ 2,024,408	$ 1,978,976
Series 2003-B Class A1, 5.4713% 4/25/28 (d)	2,233,440	2,169,224
Series 2003-D Class A, 5.4413% 8/25/28 (d)	1,989,924	1,961,228
Series 2003-E Class A2, 5.7613% 10/25/28 (d)	3,682,846	3,635,642
Series 2003-F Class A2, 5.7713% 10/25/28 (d)	2,972,151	2,946,249
Series 2004-A Class A2, 5.345% 4/25/29 (d)	2,834,704	2,803,692
Series 2004-B Class A2, 5.65% 6/25/29 (d)	3,012,006	2,989,243
Series 2004-C Class A2, 5.68% 7/25/29 (d)	2,755,545	2,733,035
Series 2004-D Class A2, 5.455% 9/25/29 (d)	2,311,304	2,299,393
Series 2004-E:
Class A2B, 5.455% 11/25/29 (d)	5,171,553	5,118,576
Class A2D, 5.645% 11/25/29 (d)	468,777	466,389
Series 2004-G Class A2, 5.6934% 11/25/29 (d)	2,473,380	2,451,428
Series 2005-A Class A2, 5.6813% 2/25/30 (d)	2,867,555	2,814,625
Series 2005-B Class A2, 5.61% 7/25/30 (d)	7,417,255	7,305,527
Series 2006-MLN1 Class M4, 5.4913% 7/25/37 (d)(f)	9,575,000	5,302,444
Morgan Stanley ABS Capital I floater Series 2007-NC2 Class M1, 5.5013% 2/25/37 (d)(f)	7,645,000	6,215,263
MortgageIT Trust floater:
Series 2004-2:
Class A1, 5.5013% 12/25/34 (d)	2,803,863	2,789,350
Class A2, 5.5813% 12/25/34 (d)	3,793,164	3,780,563
Series 2005-2 Class 1A1, 5.3913% 5/25/35 (d)	2,850,727	2,820,602
Nomura Home Equity Loan, Inc. floater Series 2006-FM2:
Class M1, 5.4213% 7/25/36 (d)(f)	21,055,000	17,976,927
Class M7, 5.9313% 7/25/36 (d)(f)	5,710,000	2,067,020
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.4213% 7/25/35 (d)	27,493,633	27,361,334
Series 2005-5 Class 1A1B, 5.3313% 12/25/35 (d)	7,595,000	7,556,357
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 5.4313% 3/25/37 (d)(f)	16,810,000	13,949,728
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.9038% 9/10/33 (d)	48,844,000	48,822,509
Permanent Financing No. 5 PLC floater Series 3 Class C, 6.5438% 6/10/42 (d)	10,700,000	10,504,318
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 6.1738% 6/10/42 (d)	5,350,000	5,329,235
Permanent Financing No. 8 PLC floater:
Class 2A, 5.7938% 6/10/14 (d)	50,005,000	49,965,246
Class 2C, 6.1238% 6/10/42 (d)	25,555,000	25,342,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 8 PLC floater: - continued
Class 3C, 6.2438% 6/10/42 (d)	$ 14,115,000	$ 13,651,873
Permanent Financing No. 9 PLC floater:
Series 2006-9A Class 3A, 5.8238% 6/10/33 (a)(d)	42,330,000	41,872,667
Series 9A:
Class 2C, 6.1038% 6/10/42 (a)(d)	5,665,000	5,544,187
Class 3C, 6.2238% 6/10/42 (a)(d)	4,880,000	4,660,600
Permanent Master Issuer PLC floater:
Series 2006-1:
Class 1C, 5.56% 7/17/42 (d)	6,835,000	6,836,596
Class 2C, 5.76% 7/17/42 (d)	25,200,000	24,433,686
Series 2007-1 Class 4A, 5.44% 10/15/33 (d)	58,330,000	57,523,296
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B4, 7.57% 7/10/35 (a)(d)	11,511,971	11,563,457
Class B5, 8.17% 7/10/35 (a)(d)	10,867,301	10,870,697
Series 2003-CB1 Class B3, 7.27% 6/10/35 (a)(d)	10,327,370	10,280,470
Series 2004-A:
Class B4, 7.02% 2/10/36 (a)(d)	5,672,325	5,620,428
Class B5, 7.52% 2/10/36 (a)(d)	3,781,550	3,719,159
Series 2004-B:
Class B4, 6.92% 2/10/36 (a)(d)	2,461,242	2,374,332
Class B5, 7.37% 2/10/36 (a)(d)	1,798,600	1,693,383
Class B6, 7.82% 2/10/36 (a)(d)	567,979	527,530
Series 2004-C:
Class B4, 6.77% 9/10/36 (a)(d)	3,155,293	3,021,800
Class B5, 7.17% 9/10/36 (a)(d)	3,537,752	3,302,607
Class B6, 7.57% 9/10/36 (a)(d)	669,304	615,943
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.2313% 9/25/46 (d)	17,600,051	17,490,051
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	2,393,722	2,430,170
Series 2005-AR5 Class 1A1, 4.7763% 9/19/35 (d)	3,001,024	2,976,199
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 5.5813% 6/25/33 (a)(d)(f)	3,651,549	3,567,107
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 5.2313% 2/25/36 (a)(d)(f)	4,051,356	4,005,779
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 5.1813% 5/25/36 (d)(f)	1,424,396	1,420,167
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (d)	$ 4,615,722	$ 4,615,978
Series 2004-1 Class A, 5.6825% 2/20/34 (d)	1,424,723	1,405,565
Series 2004-10 Class A4, 5.7006% 11/20/34 (d)	2,199,099	2,184,771
Series 2004-12 Class 1A2, 5.69% 1/20/35 (d)	7,268,328	7,174,997
Series 2004-3 Class A, 5.5706% 5/20/34 (d)	2,105,860	2,096,619
Series 2004-4 Class A, 5.6206% 5/20/34 (d)	7,705,421	7,575,285
Series 2004-5 Class A3, 5.6409% 6/20/34 (d)	2,870,157	2,851,150
Series 2004-6:
Class A3A, 5.6975% 6/20/35 (d)	2,382,055	2,368,296
Class A3B, 5.84% 7/20/34 (d)	195,037	193,710
Series 2004-7:
Class A3A, 5.7038% 8/20/34 (d)	2,495,129	2,486,554
Class A3B, 5.9288% 7/20/34 (d)	307,431	306,844
Series 2004-8 Class A2, 5.755% 9/20/34 (d)	5,676,445	5,636,862
Series 2005-1 Class A2, 5.6325% 2/20/35 (d)	4,092,763	3,978,995
Series 2005-2 Class A2, 5.6288% 3/20/35 (d)	6,097,484	6,028,023
Series 2005-3 Class A1, 5.52% 5/20/35 (d)	2,421,721	2,391,358
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.4513% 9/25/36 (d)(f)	6,015,000	4,839,374
Class M7, 5.9313% 9/25/36 (d)(f)	3,090,000	1,226,199
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.4413% 7/25/35 (d)	16,013,690	15,723,312
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.5313% 9/25/33 (a)(d)	848,506	834,236
Series 2006-BC5 Class M1, 5.3713% 12/25/36 (d)(f)	30,560,000	26,147,992
Series 2007-GEL1 Class A2, 5.3213% 1/25/37 (a)(d)(f)	9,000,000	8,637,192
Series 2007-MLN1 Class M1, 5.4813% 1/25/37 (a)(d)(f)	6,730,000	5,572,427
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 5.3213% 9/25/36 (d)	21,260,000	21,096,585
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.5013% 9/25/34 (d)	9,647,932	9,628,474
Series 2005-3:
Class A2, 5.3713% 10/25/35 (d)	8,982,926	8,961,204
Class A4, 5.4013% 10/25/35 (d)	51,712,945	51,521,348
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1677% 10/20/35 (d)	1,720,000	1,711,400
WaMu Mortgage pass-thru certificates floater:
Series 2005-AR6 Class 2A-1A, 5.3613% 4/25/45 (d)	1,905,513	1,868,256
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates floater: - continued
Series 2006-AR11 Class C1B1, 5.2113% 9/25/46 (d)	$ 6,012,044	$ 5,997,436
Series 2006-AR5 Class A1B1, 5.2113% 6/25/46 (d)	939,367	938,483
Series 2006-AR7 Class C1B1, 5.1913% 7/25/46 (d)	3,138,686	3,126,456
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR12 Class 2A1, 4.3184% 7/25/35 (d)	10,780,522	10,716,823
TOTAL PRIVATE SPONSOR		1,894,524,420
U.S. Government Agency - 1.0%
Fannie Mae:
floater:
Series 2000-38 Class F, 6.1138% 11/18/30 (d)	563,570	565,890
Series 2000-40 Class FA, 5.6313% 7/25/30 (d)	1,272,922	1,277,279
Series 2002-89 Class F, 5.4313% 1/25/33 (d)	1,883,866	1,878,330
planned amortization class Series 2003-24 Class PB, 4.5% 12/25/12 (c)	2,309,307	2,300,400
target amortization class Series G94-2 Class D, 6.45% 1/25/24	2,287,442	2,343,442
Fannie Mae subordinate REMIC pass-thru certificates floater:
Series 2001-34 Class FR, 6.0138% 8/18/31 (d)	1,454,335	1,458,220
Series 2001-38 Class QF, 6.1113% 8/25/31 (d)	5,302,118	5,413,464
Series 2001-44 Class FB, 5.4313% 9/25/31 (d)	1,199,188	1,197,997
Series 2001-46 Class F, 6.0138% 9/18/31 (d)	3,453,660	3,461,614
Series 2002-11 Class QF, 5.6313% 3/25/32 (d)	2,515,193	2,522,219
Series 2002-17 Class JF, 6.1313% 4/25/32 (d)	5,776,433	5,899,202
Series 2002-36 Class FT, 5.6313% 6/25/32 (d)	847,895	849,835
Series 2002-64 Class FE, 5.9638% 10/18/32 (d)	1,160,823	1,161,864
Series 2002-65 Class FA, 5.4313% 10/25/17 (d)	335,937	336,364
Series 2002-74 Class FV, 5.5813% 11/25/32 (d)	4,672,136	4,682,800
Series 2002-77 Class FY, 5.5313% 12/25/17 (d)	15,799,669	15,848,966
Series 2003-11:
Class DF, 5.5813% 2/25/33 (d)	1,590,621	1,592,243
Class EF, 5.5813% 2/25/33 (d)	764,170	765,399
Series 2003-119 Class FK, 5.6313% 5/25/18 (d)	2,500,000	2,519,297
Series 2003-131 Class FM, 5.5313% 12/25/29 (d)	1,994,453	2,000,022
Series 2003-63 Class F1, 5.4313% 11/25/27 (d)	3,374,510	3,367,077
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac floater:
Series 2510 Class FE, 6.1525% 10/15/32 (d)	$ 3,679,657	$ 3,684,201
Series 3033 Class TF, 0% 9/15/35 (d)	573,374	529,602
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 5.9525% 7/15/31 (d)	3,056,808	3,051,163
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 6.3525% 6/15/29 (d)	703,075	708,317
Series 2453 Class NF, 6.1525% 2/15/17 (d)	13,270,291	13,314,227
Series 2474 Class FJ, 6.1025% 7/15/17 (d)	2,466,410	2,474,578
Series 2526 Class FC, 6.1525% 11/15/32 (d)	1,329,954	1,332,664
Series 2538 Class FB, 6.1525% 12/15/32 (d)	4,110,299	4,113,367
Series 2551 Class FH, 6.2025% 1/15/33 (d)	1,577,888	1,580,728
Series 2554 Class FJ, 6.2025% 3/15/28 (d)	6,984,410	7,013,664
Series 2732 Class JF, 6.2525% 11/15/33 (d)	3,876,987	3,891,014
Series 2861:
Class GF, 6.0525% 1/15/21 (d)	2,589,302	2,593,260
Class JF, 6.0525% 4/15/17 (d)	4,497,118	4,507,022
Series 3066 Class HF, 0% 1/15/34 (d)	244,656	250,753
Series 3094 Class UF, 0% 9/15/34 (d)	888,586	861,893
planned amortization class:
Series 2136 Class PE, 6% 1/15/28 (c)	1,985,395	1,984,654
Series 2776 Class UJ, 4.5% 5/15/20 (e)	654,631	2,982
Ginnie Mae guaranteed REMIC pass-thru securities floater:
Series 2001-46 Class FB, 6.1025% 5/16/23 (d)	1,667,925	1,669,781
Series 2001-50 Class FV, 5.9525% 9/16/27 (d)	5,312,662	5,303,320
Series 2002-24 Class FX, 6.3025% 4/16/32 (d)	1,415,740	1,423,430
Series 2002-31 Class FW, 6.1525% 6/16/31 (d)	1,941,737	1,944,657
TOTAL U.S. GOVERNMENT AGENCY		123,677,201
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,112,515,075)		2,018,201,621
Commercial Mortgage Securities - 12.3%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 8.3525% 11/15/15 (a)(d)	1,085,092	1,086,951
Series 2005-MIB1:
Class B, 6.0125% 3/15/22 (a)(d)	6,455,500	6,424,464
Class C, 6.0625% 3/15/22 (a)(d)	4,095,000	4,074,541
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class D, 6.1125% 3/15/22 (a)(d)	$ 4,145,000	$ 4,095,280
Class E, 6.1525% 3/15/22 (a)(d)	3,205,000	3,145,237
Class F, 6.2225% 3/15/22 (a)(d)	4,035,000	3,960,923
Class G, 6.2825% 3/15/22 (a)(d)	2,615,000	2,554,679
Series 2006-BIX1:
Class A1, 5.8225% 10/15/19 (a)(d)	1,445,103	1,444,334
Class A2, 5.8625% 10/15/19 (a)(d)	2,500,000	2,492,430
Class B, 5.8925% 10/15/19 (a)(d)	2,445,000	2,432,398
Class C, 5.9325% 10/15/19 (a)(d)	5,500,000	5,452,631
Class D, 5.9625% 10/15/19 (a)(d)	6,720,000	6,638,978
Class E, 5.9925% 10/15/19 (a)(d)	6,490,000	6,410,089
Class F, 6.0625% 10/15/19 (a)(d)	10,705,000	10,539,728
Class G, 6.0825% 10/15/19 (a)(d)	7,300,000	7,164,540
Class JCA, 6.3525% 10/15/19 (a)(d)	839,715	818,027
Class JCP, 6.2525% 10/15/19 (a)(d)	677,308	660,379
Class KCA, 6.4025% 10/15/19 (a)(d)	575,306	563,497
Class KCP, 6.3025% 10/15/19 (a)(d)	985,475	962,935
Class LCA, 6.5025% 10/15/19 (a)(d)	669,460	655,724
Class LCP, 6.4025% 10/15/19 (a)(d)	3,645,786	3,570,949
Bayview Commercial Asset Trust floater:
Series 2003-2:
Class A, 5.7113% 12/25/33 (a)(d)	6,208,102	6,108,909
Class M1, 5.9813% 12/25/33 (a)(d)	1,010,269	1,008,686
Series 2004-1:
Class A, 5.4913% 4/25/34 (a)(d)	13,222,886	13,200,160
Class B, 7.0313% 4/25/34 (a)(d)	1,455,731	1,440,491
Class M1, 5.6913% 4/25/34 (a)(d)	1,213,109	1,207,801
Class M2, 6.3313% 4/25/34 (a)(d)	1,091,798	1,085,657
Series 2004-2:
Class A, 5.5613% 8/25/34 (a)(d)	13,433,645	13,404,259
Class M1, 5.7113% 8/25/34 (a)(d)	2,422,659	2,406,760
Series 2004-3:
Class A1, 5.5013% 1/25/35 (a)(d)	22,125,439	22,004,441
Class A2, 5.5513% 1/25/35 (a)(d)	3,129,652	3,103,734
Class M1, 5.6313% 1/25/35 (a)(d)	3,743,872	3,688,299
Class M2, 6.1313% 1/25/35 (a)(d)	2,420,850	2,371,298
Series 2005-2A:
Class A1, 5.4413% 8/25/35 (a)(d)	13,784,612	13,731,859
Class M1, 5.5613% 8/25/35 (a)(d)	943,406	920,410
Class M2, 5.6113% 8/25/35 (a)(d)	1,552,991	1,506,402
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-2A:
Class M3, 5.6313% 8/25/35 (a)(d)	$ 859,951	$ 822,597
Class M4, 5.7413% 8/25/35 (a)(d)	791,010	748,246
Series 2005-3A:
Class A1, 5.4513% 11/25/35 (a)(d)	7,066,303	6,953,562
Class A2, 5.5313% 11/25/35 (a)(d)	4,840,666	4,765,030
Class M1, 5.5713% 11/25/35 (a)(d)	687,161	658,815
Class M2, 5.6213% 11/25/35 (a)(d)	965,843	931,284
Class M3, 5.6413% 11/25/35 (a)(d)	862,768	817,473
Class M4, 5.7313% 11/25/35 (a)(d)	1,076,552	990,428
Series 2005-4A:
Class A2, 5.5213% 1/25/36 (a)(d)	17,076,633	16,748,443
Class B1, 6.5313% 1/25/36 (a)(d)	1,383,539	1,297,068
Class M1, 5.5813% 1/25/36 (a)(d)	5,471,154	5,334,375
Class M2, 5.6013% 1/25/36 (a)(d)	1,657,926	1,602,230
Class M3, 5.6313% 1/25/36 (a)(d)	2,376,636	2,288,255
Class M4, 5.7413% 1/25/36 (a)(d)	1,243,444	1,181,078
Class M5, 5.7813% 1/25/36 (a)(d)	1,243,444	1,175,249
Class M6, 5.8313% 1/25/36 (a)(d)	1,326,340	1,244,066
Series 2006-1:
Class A2, 5.4913% 4/25/36 (a)(d)	2,706,629	2,661,190
Class M1, 5.5113% 4/25/36 (a)(d)	827,026	792,911
Class M2, 5.5313% 4/25/36 (a)(d)	873,807	828,751
Class M3, 5.5513% 4/25/36 (a)(d)	751,841	705,791
Class M4, 5.6513% 4/25/36 (a)(d)	426,043	396,220
Class M5, 5.6913% 4/25/36 (a)(d)	413,513	369,060
Class M6, 5.7713% 4/25/36 (a)(d)	910,563	783,085
Series 2006-2A:
Class A1, 5.3613% 7/25/36 (a)(d)	24,611,069	24,155,395
Class A2, 5.4113% 7/25/36 (a)(d)	2,049,520	2,011,600
Class B1, 6.0013% 7/25/36 (a)(d)	736,480	633,373
Class B3, 7.8313% 7/25/36 (a)(d)	1,228,870	1,095,792
Class M1, 5.4413% 7/25/36 (a)(d)	2,150,523	2,048,830
Class M2, 5.4613% 7/25/36 (a)(d)	1,515,045	1,436,489
Class M3, 5.4813% 7/25/36 (a)(d)	1,186,785	1,115,743
Class M4, 5.5513% 7/25/36 (a)(d)	799,607	746,861
Class M5, 5.6013% 7/25/36 (a)(d)	984,779	896,675
Class M6, 5.6713% 7/25/36 (a)(d)	1,557,130	1,371,363
Series 2006-3A:
Class A1, 5.3813% 10/25/36 (a)(d)	13,843,334	13,521,045
Class B1, 5.9313% 10/25/36 (a)(d)	1,347,662	1,195,208
Class B2, 6.4813% 10/25/36 (a)(d)	880,106	760,467
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-3A:
Class B3, 7.7313% 10/25/36 (a)(d)	$ 1,576,857	$ 1,345,749
Class M4, 5.5613% 10/25/36 (a)(d)	1,347,662	1,239,849
Class M5, 5.6113% 10/25/36 (a)(d)	1,711,623	1,564,530
Class M6, 5.6913% 10/25/36 (a)(d)	3,346,236	3,030,435
Series 2006-4A:
Class A1, 5.3613% 12/25/36 (a)(d)	14,001,316	13,911,582
Class A2, 5.4013% 12/25/36 (a)(d)	31,227,290	30,955,744
Class B1, 5.8313% 12/25/36 (a)(d)	1,028,555	856,272
Class B2, 6.3813% 12/25/36 (a)(d)	963,691	871,218
Class B3, 7.5813% 12/25/36 (a)(d)	1,783,755	1,545,178
Class M1, 5.4213% 12/25/36 (a)(d)	2,256,334	2,217,054
Class M2, 5.4413% 12/25/36 (a)(d)	1,431,637	1,346,633
Class M3, 5.4713% 12/25/36 (a)(d)	1,450,169	1,248,744
Class M4, 5.5313% 12/25/36 (a)(d)	1,737,423	1,651,095
Class M5, 5.5713% 12/25/36 (a)(d)	1,593,796	1,323,959
Class M6, 5.6513% 12/25/36 (a)(d)	1,431,637	1,361,357
Series 2007-1:
Class A2, 5.4013% 3/25/37 (a)(d)	5,492,503	5,312,280
Class B1, 5.8013% 3/25/37 (a)(d)	1,753,125	1,550,694
Class B2, 6.2813% 3/25/37 (a)(d)	1,268,218	1,090,469
Class B3, 8.4813% 3/25/37 (a)(d)	3,622,814	3,147,886
Class M1, 5.4013% 3/25/37 (a)(d)	1,478,033	1,413,370
Class M2, 5.4213% 3/25/37 (a)(d)	1,109,691	1,048,138
Class M3, 5.4513% 3/27/37 (a)(d)	983,801	924,312
Class M4, 5.5013% 3/25/37 (a)(d)	741,348	681,693
Class M5, 5.5513% 3/25/37 (a)(d)	1,230,917	1,124,751
Class M6, 5.6313% 3/25/37 (a)(d)	1,725,149	1,562,069
Series 2007-2A:
Class A1, 5.4013% 7/25/37 (a)(d)	4,801,013	4,690,740
Class A2, 5.4513% 7/25/37 (a)(d)	4,495,718	4,351,012
Class B1, 6.7313% 7/25/37 (a)(d)	1,329,511	1,221,696
Class B2, 7.3813% 7/25/37 (a)(d)	1,152,243	1,035,218
Class B3, 8.4813% 7/25/37 (a)(d)	1,295,042	1,140,042
Class M1, 5.5013% 7/25/37 (a)(d)	1,511,704	1,449,346
Class M2, 5.5413% 7/25/37 (a)(d)	768,162	727,714
Class M3, 5.6213% 7/25/37 (a)(d)	778,010	734,733
Class M4, 5.7813% 7/25/37 (a)(d)	1,654,503	1,535,586
Class M5, 5.8813% 7/25/37 (a)(d)	1,462,462	1,351,864
Class M6, 6.1313% 7/25/37 (a)(d)	1,856,392	1,713,682
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class A2, 5.4213% 7/25/37 (a)(d)	$ 8,889,407	$ 8,822,736
Class B1, 6.0813% 7/25/37 (a)(d)	1,356,578	1,322,663
Class B2, 6.7313% 7/25/37 (a)(d)	3,534,745	3,446,377
Class B3, 9.1313% 7/25/37 (a)(d)	1,805,586	1,751,419
Class M1, 5.4413% 7/25/37 (a)(d)	1,170,287	1,158,584
Class M2, 5.4713% 7/25/37 (a)(d)	1,251,491	1,238,976
Class M3, 5.5013% 7/25/37 (a)(d)	2,049,197	2,026,143
Class M4, 5.6313% 7/25/37 (a)(d)	3,219,484	3,171,192
Class M5, 5.7313% 7/25/37 (a)(d)	1,614,519	1,582,228
Class M6, 5.9313% 7/25/37 (a)(d)	1,227,607	1,203,055
Series 2007-4A:
Class B1, 7.6813% 9/25/37 (a)(d)	1,630,013	1,562,775
Class B2, 8.5813% 9/25/37 (a)(d)	6,141,532	5,799,909
Class M1, 6.455% 9/25/37 (a)(d)	1,516,061	1,492,609
Class M2, 6.1813% 9/25/37 (a)(d)	1,516,061	1,482,660
Class M4, 6.7313% 9/25/37 (a)(d)	4,013,102	3,892,709
Class M5, 6.8813% 9/25/37 (a)(d)	4,013,102	3,884,557
Class M6, 7.0813% 9/25/37 (a)(d)	4,019,047	3,874,613
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2006-BBA7:
Class G, 6.1925% 3/15/19 (a)(d)	5,540,000	5,484,166
Class H, 6.4025% 3/15/19 (a)(d)	3,727,000	3,585,916
Class J, 6.6025% 3/15/19 (a)(d)	2,800,000	2,682,790
Class X1A, 1.8157% 3/15/19 (a)(d)(e)	266,134,629	665,337
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class D, 5.8613% 3/15/22 (a)(d)	2,770,000	2,693,825
Class E, 6.0525% 3/15/22 (a)(d)	14,385,000	13,971,431
Class F, 6.1025% 5/15/22 (a)(d)	8,820,000	8,555,400
Class G, 6.1525% 3/15/22 (a)(d)	2,268,750	2,189,344
Class H, 6.3025% 3/15/22 (a)(d)	2,770,000	2,659,200
Class J, 6.4525% 3/15/22 (a)(d)	2,770,000	2,645,350
Class MS-6, 6.6525% 3/15/22 (a)(d)	5,510,000	5,358,475
Class MS5, 6.4025% 3/15/22 (a)(d)	9,920,000	9,684,400
Class X-1M, 1.12% 3/15/22 (a)(e)	293,081,824	2,747,642
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 5.8225% 11/15/36 (a)(d)	2,529,334	2,523,187
Class A2, 5.8625% 11/15/36 (a)(d)	14,180,000	14,108,071
Class B, 5.8925% 11/15/36 (a)(d)	3,055,000	3,039,519
Class C, 5.9225% 11/15/36 (a)(d)	3,055,000	3,039,521
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust: - continued
floater Series 2006-FL2:
Class CNP-1, 6.5525% 8/16/21 (a)(d)	$ 3,235,000	$ 3,212,886
Class D, 5.9625% 11/15/36 (a)(d)	2,445,000	2,424,262
Class E, 5.9925% 11/15/36 (a)(d)	1,835,000	1,812,422
Class F, 6.0625% 8/16/21 (a)(d)	3,055,000	3,007,860
Class G, 6.0825% 11/15/36 (a)(d)	3,055,000	2,998,337
Class H, 6.1225% 11/15/36 (a)(d)	2,445,000	2,394,869
Series 2007-FL3A Class A2, 5.8925% 4/15/22 (a)(d)	15,118,000	15,042,410
Commercial Mortgage pass-thru certificates floater:
Series 2005-F10A:
Class B, 5.9825% 4/15/17 (a)(d)	21,395,000	21,317,180
Class C, 6.0225% 4/15/17 (a)(d)	7,621,000	7,581,787
Class D, 6.0625% 4/15/17 (a)(d)	6,190,000	6,158,625
Class E, 6.1225% 4/15/17 (a)(d)	1,821,000	1,808,277
Class F, 6.1625% 4/15/17 (a)(d)	1,035,000	1,024,976
Class G, 6.3025% 4/15/17 (a)(d)	1,035,000	1,024,980
Class H, 6.3725% 4/15/17 (a)(d)	1,035,000	1,024,084
Class J, 6.6025% 4/15/17 (a)(d)	855,000	845,248
Series 2005-FL11:
Class B, 6.0025% 11/15/17 (a)(d)	20,141,663	20,049,933
Class C, 6.0525% 11/15/17 (a)(d)	14,306,518	14,243,146
Class D, 6.0925% 11/15/17 (a)(d)	770,256	764,281
Class E, 6.1425% 11/15/17 (a)(d)	2,918,295	2,908,861
Class F, 6.2025% 11/15/17 (a)(d)	2,650,695	2,633,730
Class G, 6.2525% 11/15/17 (a)(d)	1,721,324	1,703,190
Series 2006-CN2A:
Class A2FL, 5.55% 2/5/19 (a)(d)	5,000,000	4,927,060
Class AJFL, 5.59% 2/5/19 (d)	8,865,000	8,746,623
Series 2006-FL12:
Class AJ, 5.8825% 12/15/20 (a)(d)	33,605,000	33,173,633
Class CA1, 6.3025% 12/15/20 (a)(d)	434,441	422,715
Class CA2, 6.3525% 12/15/20 (a)(d)	676,675	647,494
Class CA3, 6.4025% 12/15/20 (a)(d)	771,463	735,361
Class CA4, 6.5025% 12/15/20 (a)(d)	851,769	812,607
Class CN1, 6.2525% 12/15/20 (a)(d)	2,257,661	2,158,360
Class CN2, 6.3025% 12/15/20 (a)(d)	1,215,784	1,162,831
Class CN3, 6.4025% 12/15/20 (a)(d)	1,171,916	1,112,313
Series 2007-FL14:
Class F, 6.2525% 6/15/22 (a)(d)	24,628,289	24,412,791
Class G, 6.3025% 6/15/22 (a)(d)	3,740,567	3,701,115
Class H, 6.4525% 6/15/22 (a)(d)	3,740,567	3,681,391
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass-thru certificates floater: - continued
Series 2007-FL14:
Class MLK1, 6.5525% 6/15/22 (a)(d)	$ 10,315,000	$ 10,308,151
Class MLK2, 6.7525% 6/15/22 (a)(d)	5,730,000	5,722,838
Class MLK3, 6.9525% 6/15/22 (a)(d)	6,880,000	6,868,978
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 6.1025% 4/15/22 (a)(d)	33,900,000	33,222,000
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 7.2525% 7/15/19 (a)(d)	13,314,486	13,081,482
Class SHDC, 6.7525% 7/15/19 (a)(d)	6,361,978	6,201,006
Series 2006-TFL2:
Class A2, 5.9225% 10/15/21 (a)(d)	54,990,000	54,689,249
Class SHDD, 7.1025% 7/15/19 (a)(d)	3,578,613	3,542,826
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 5.9025% 2/15/22 (a)(d)	11,225,000	11,000,500
Series 2007-TFL1:
Class C:
5.9225% 2/15/22 (a)(d)	12,085,000	11,813,088
6.0225% 2/15/22 (a)(d)	4,315,000	4,185,550
Class F, 6.0725% 2/15/22 (a)(d)	8,630,000	8,349,525
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 5.9225% 11/15/36 (a)(d)	8,960,000	8,876,314
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 6.0325% 4/15/21 (a)(d)	2,700,000	2,680,431
Class E, 6.0825% 4/15/21 (a)(d)	2,700,000	2,680,434
Class G, 6.1725% 4/15/21 (a)(d)	2,700,000	2,670,015
Class H, 6.4825% 4/15/21 (a)(d)	2,700,000	2,667,648
Class J, 6.5525% 4/15/21 (a)(d)	1,800,000	1,773,799
Class K, 6.9525% 4/15/21 (a)(d)	8,995,000	8,850,761
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4:
Class A2, 5.47% 11/5/21 (a)(d)	30,649,000	30,474,316
Class B, 5.52% 11/5/21 (a)(d)	11,265,000	11,134,492
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class A2, 5.9375% 6/6/20 (a)(d)	22,040,000	22,020,014
Class C, 6.0375% 6/6/20 (a)(d)	1,310,000	1,305,631
Class D, 6.0775% 6/6/20 (a)(d)	3,595,000	3,553,656
Class E, 6.1675% 6/6/20 (a)(d)	7,163,000	6,954,336
Class F, 6.2375% 6/6/20 (a)(d)	5,168,000	4,974,203
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II floater: - continued
Series 2007-EOP:
Class C, 6.1175% 3/1/20 (a)(d)	$ 8,685,000	$ 8,511,300
Class D, 6.1675% 3/1/20 (a)(d)	27,595,000	27,043,100
Class E, 6.2375% 3/1/20 (a)(d)	4,340,000	4,231,500
Class F, 6.2775% 3/1/20 (a)(d)	2,175,000	2,109,750
Class G, 6.3175% 3/1/20 (a)(d)	1,080,000	1,062,055
Class H, 6.4475% 3/1/20 (a)(d)	1,755,000	1,693,575
Class J:
6.6475% 3/1/20 (a)(d)	2,520,000	2,431,800
6.8475% 3/1/20 (a)(d)	1,755,000	1,681,761
Hilton Hotel Pool Trust floater Series 2000-HLTA:
Class A2, 6.065% 10/3/15 (a)(d)	32,100,000	31,943,856
Class B, 6.162% 10/3/15 (a)(d)	4,375,000	4,320,889
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class A2, 5.8825% 11/15/18 (a)(d)	25,413,000	25,255,460
Class B, 5.9225% 11/15/18 (a)(d)	6,422,429	6,363,455
Class C, 5.9625% 11/15/18 (a)(d)	4,562,064	4,487,870
Class D, 5.9825% 11/15/18 (a)(d)	1,602,887	1,576,272
Class E, 6.0325% 11/15/18 (a)(d)	2,407,958	2,357,946
Class F, 6.0825% 11/15/18 (a)(d)	3,611,937	3,521,975
Class G, 6.1125% 11/15/18 (a)(d)	3,140,499	3,046,356
Class H, 6.2525% 11/15/18 (a)(d)	2,407,958	2,320,780
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A2, 3.086% 5/15/27	14,650,000	14,465,117
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-LLFA:
Class J, 7.85% 12/16/14 (a)(d)	1,480,000	1,467,483
Class K1, 8.35% 12/16/14 (a)(d)	4,805,000	4,670,595
Series 2006-LLFA:
Class D, 5.9825% 9/15/21 (a)(d)	3,203,103	3,162,222
Class E, 6.0425% 9/15/21 (a)(d)	11,553,714	11,231,578
Class F, 6.0925% 9/15/21 (a)(d)	7,570,970	7,362,756
Class G, 6.1325% 9/15/21 (a)(d)	14,883,625	14,355,150
Class H, 6.1525% 9/15/21 (a)(d)	4,006,227	3,825,052
Merrill Lynch/Countrywide Commercial Mortgage Trust floater Series 2006-4 Class A2FL, 5.9263% 12/12/49 (d)	19,160,000	18,759,840
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 5.9525% 7/17/17 (a)(d)	25,495,280	25,112,851
Series 2007-XLCA Class B, 6.2525% 7/17/17 (a)(d)	14,450,231	14,233,477
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class A2, 5.8525% 10/15/20 (a)(d)	$ 20,205,000	$ 19,901,925
Class B, 5.8825% 10/15/20 (a)(d)	7,215,000	7,070,700
Class C, 5.9125% 10/15/20 (a)(d)	5,410,000	5,235,955
Class D, 5.9425% 10/15/20 (a)(d)	4,325,000	4,182,042
Class E, 6.0025% 10/15/20 (a)(d)	5,410,000	5,193,981
Class F, 6.0525% 10/15/20 (a)(d)	3,250,000	3,130,166
Class G, 6.0925% 10/15/20 (a)(d)	4,013,000	3,852,480
Class H, 6.1825% 10/15/20 (a)(d)	2,525,000	2,411,375
Class J, 6.3325% 10/15/20 (a)(d)	2,885,000	2,755,175
Class MHRO, 6.4425% 10/15/20 (a)(d)	890,014	845,513
Class MJPM, 6.7525% 10/15/20 (a)(d)	315,675	299,892
Class MSTR, 6.4525% 10/15/20 (a)(d)	500,000	472,500
Class NHRO, 6.6425% 10/15/20 (a)(d)	1,378,380	1,309,461
Class NSTR, 6.6025% 10/15/20 (a)(d)	465,000	439,425
Series 2007-XLC1:
Class C, 6.3525% 7/17/17 (a)(d)	19,724,002	19,428,142
Class D, 6.4525% 7/17/17 (a)(d)	9,280,270	9,048,263
Class E, 6.5525% 7/17/17 (a)(d)	7,541,933	7,391,095
Morgan Stanley Capital I, Inc. floater:
Series 2005-XLF:
Class D, 6.0125% 8/15/19 (a)(d)	1,053,237	1,051,320
Class E, 6.0325% 8/15/19 (a)(d)	1,745,000	1,742,720
Class F, 6.0725% 8/15/19 (a)(d)	1,220,000	1,218,593
Class G, 6.1225% 8/15/19 (a)(d)	870,000	864,112
Class H, 6.1425% 8/15/19 (a)(d)	695,000	687,644
Class J, 6.2125% 8/15/19 (a)(d)	525,000	523,151
Series 2006-XLF:
Class C, 6.9525% 7/15/19 (a)(d)	5,095,000	4,942,150
Class D, 6.0025% 7/15/19 (a)(d)	14,105,000	14,092,930
Class E, 6.0425% 7/15/19 (a)(d)	25,995,000	25,952,056
Class F, 6.0725% 7/15/19 (a)(d)	4,796,000	4,767,919
Class G, 6.1125% 7/15/19 (a)(d)	5,085,000	5,043,468
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.6163% 3/24/18 (a)(d)	3,457,491	3,452,088
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL5A Class K, 6.9525% 1/15/18 (a)(d)	8,777,000	8,777,888
Series 2006-WL7A:
Class E, 6.0325% 9/15/21 (a)(d)	9,585,000	9,462,064
Class F, 6.0925% 8/11/18 (a)(d)	11,680,000	11,496,202
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater: - continued
Series 2006-WL7A:
Class G, 6.1125% 8/11/18 (a)(d)	$ 11,065,000	$ 10,504,874
Class J, 6.3525% 8/11/18 (a)(d)	2,460,000	2,363,674
Class X1A, 0.5372% 9/15/21 (a)(d)(e)	451,830,039	853,145
Series 2007-WHL8:
Class AP1, 6.4525% 6/15/20 (d)	1,360,000	1,311,702
Class AP2, 6.5525% 6/15/20 (d)	2,360,000	2,262,030
Class F, 6.2325% 6/15/20 (d)	20,430,000	19,145,411
Class LXR1, 6.4525% 6/15/20 (d)	5,467,776	5,315,159
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,493,263,311)		1,463,726,493
Foreign Government and Government Agency Obligations - 0.2%

United Mexican States 5.94% 1/13/09 (d) (Cost $18,662,165)	18,571,000	18,645,284
Commercial Paper - 0.2%

Sprint Nextel Corp. 5.61% 11/9/07 (d) (Cost $28,000,000)	28,000,000	28,005,180
Cash Equivalents - 12.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.13%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) #	$ 688,294	688,000
With:
Barclays Capital, Inc. at:
5.33%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $135,660,001, 0%- 7.63%, 9/1/12 - 9/15/27)	133,059,074	133,000,000
5.36%, dated 9/28/07 due 10/1/07 (Collateralized by Equity Securities valued at $210,000,010)	200,089,333	200,000,000
Citigroup Global Markets, Inc. at 5.37%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $483,480,000, 5.64%, 11/12/47)	474,212,115	474,000,000
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Lehman Brothers, Inc. at 5.37%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $497,700,589, 1.33%- 11%, 12/15/07 - 12/1/38)	$ 474,212,115	$ 474,000,000
Merrill Lynch, Pierce, Fenner & Smith at 5.37%, dated 9/28/07 due 10/1/07 (Collateralized by Equity Securities valued at $211,175,534)	201,089,948	201,000,000
TOTAL CASH EQUIVALENTS (Cost $1,482,688,000)		1,482,688,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $12,496,315,575)		11,960,190,274
NET OTHER ASSETS - (0.7)%		(84,757,405)
NET ASSETS - 100%		$ 11,875,432,869
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	Dec. 2007	$ 19,757,750	$ 19,870
20 Eurodollar 90 Day Index Contracts	March 2008	19,774,000	2,620
13 Eurodollar 90 Day Index Contracts	June 2008	12,857,813	1,036
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,870,700	(1,698)
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,946,063	(3,208)
3 Eurodollar 90 Day Index Contracts	March 2009	2,967,113	(1,525)
TOTAL EURODOLLAR CONTRACTS			$ 17,095
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (f)

	Dec. 2034	$ 3,000,000	$ (859,895)
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35 (f)	Nov. 2035	7,900,000	(3,742,276)
Receive from JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.405% 7/25/36, and pay monthly notional amount multiplied by 2.45% (f)	July 2036	4,000,000	3,173,967
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36 (f)	May 2036	5,300,000	(4,274,518)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon credit event of Bear Stearns Asset Backed Securities, par value of the notional amount of Bear Stearns Asset Backed Securities Series 2005-HE2 Class M3, 6.175% 2/25/35 (f)	March 2035	6,900,000	(1,895,209)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .42% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2005-B Class M7, 6.055% 4/25/35 (f)

	May 2035	$ 6,900,000	$ (2,255,362)
Receive monthly notional amount multiplied by .52% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34 (f)	Oct. 2034	9,900,000	(1,407,303)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (f)	Feb. 2035	3,000,000	(607,684)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (f)	June 2035	3,000,000	(909,112)
Receive monthly notional amount multiplied by 1.85% and pay Citibank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36 (f)	July 2036	5,500,000	(3,710,827)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.2225% 4/25/36 (f)	May 2036	4,100,000	(3,447,461)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon credit event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37 (f)

	Sept. 2037	$ 20,000,000	$ (14,455,666)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon credit event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36 (f)	August 2036	20,000,000	(12,847,210)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (f)	June 2035	7,900,000	(3,378,192)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36 (f)	August 2036	20,000,000	(15,869,834)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36 (f)	Oct. 2036	20,000,000	(16,062,236)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (f)	June 2035	2,700,000	(1,147,566)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	$ 13,540,000	$ (141,367)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(115,081)
TOTAL CREDIT DEFAULT SWAPS		174,290,000	(83,952,832)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2008	86,000,000	214,666
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2007	35,500,000	75,485
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2008	65,225,000	146,027
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	March 2008	$ 30,000,000	$ 189,997
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	105,000,000	6,342,669
TOTAL TOTAL RETURN SWAPS		321,725,000	6,968,844
		$ 496,015,000	$ (76,983,988)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,061,535,190 or 25.8% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $528,488.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $70,510,880
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities, exclusive of the value of credit default swaps, amounted to $2,671,497,240 or 22.5% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$688,000 due 10/01/07 at 5.13%
BNP Paribas Securities Corp.	$ 40,633
Banc of America Securities LLC	47,559
Bank of America, NA	192,837
Barclays Capital, Inc.	137,740
Bear Stearns & Co., Inc.	70,885
Countrywide Securities Corp.	68,870
Societe Generale, New York Branch	46,832
UBS Securities LLC	82,644
$ 688,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.2%
United Kingdom	12.4%
Cayman Islands	1.7%
Others (individually less than 1%)	2.7%
100.0%
At September 30, 2007, the fund had a capital loss carryforward of approximately $3,902,385 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007

Assets
Investment in securities, at value (including repurchase agreements of $1,482,688,000) - See accompanying schedule: Unaffiliated issuers (cost $12,496,315,575)		$ 11,960,190,274
Cash		683
Receivable for investments sold		11,685,380
Receivable for swap agreements		310,844
Interest receivable		40,339,792
Receivable for daily variation on futures contracts		9,713
Other receivables		26,959
Total assets		12,012,563,645

Liabilities
Distributions payable	$ 60,063,089
Swap agreements, at value	76,983,988
Other payables and accrued expenses	83,699
Total liabilities		137,130,776

Net Assets		$ 11,875,432,869
Net Assets consist of:
Paid in capital		$ 12,589,797,108
Distributions in excess of net investment income		(28,192,275)
Accumulated undistributed net realized gain (loss) on investments		(70,239,213)
Net unrealized appreciation (depreciation) on investments		(615,932,751)
Net Assets, for 125,324,592 shares outstanding		$ 11,875,432,869
Net Asset Value, offering price and redemption price per share ($11,875,432,869 ÷ 125,324,592 shares)		$ 94.76

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2007

Investment Income
Interest (including $705,960 from affiliated interfund lending)		$ 748,940,332

Expenses
Custodian fees and expenses	$ 191,211
Independent trustees' compensation	43,058
Audit	62,129
Legal	25,485
Insurance	38,781
Miscellaneous	2,036
Total expenses before reductions	362,700
Expense reductions	(155,465)	207,235
Net investment income		748,733,097
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(53,340,576)
Futures contracts	(34,836)
Swap agreements	(42,028,281)
Total net realized gain (loss)		(95,403,693)
Change in net unrealized appreciation (depreciation) on: Investment securities	(539,573,808)
Futures contracts	(295,218)
Swap agreements	(79,836,008)
Total change in net unrealized appreciation (depreciation)		(619,705,034)
Net gain (loss)		(715,108,727)
Net increase (decrease) in net assets resulting from operations		$ 33,624,370

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2007	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 748,733,097	$ 372,834,059
Net realized gain (loss)	(95,403,693)	2,565,009
Change in net unrealized appreciation (depreciation)	(619,705,034)	(1,779,496)
Net increase (decrease) in net assets resulting from operations	33,624,370	373,619,572
Distributions to shareholders from net investment income	(748,108,709)	(372,786,549)
Distributions to shareholders from net realized gain	(1,637,496)	-
Total distributions	(749,746,205)	(372,786,549)
Affiliated share transactions Proceeds from sales of shares	9,139,746,269	4,705,265,575
Cost of shares redeemed	(5,104,891,873)	(2,809,950,462)
Net increase (decrease) in net assets resulting from share transactions	4,034,854,396	1,895,315,113
Total increase (decrease) in net assets	3,318,732,561	1,896,148,136

Net Assets
Beginning of period	8,556,700,308	6,660,552,172
End of period (including distributions in excess of net investment income of $28,192,275 and undistributed net investment income of $757,517, respectively)	$ 11,875,432,869	$ 8,556,700,308
Other Information Shares
Sold	92,037,768	47,302,203
Redeemed	(52,715,331)	(28,248,537)
Net increase (decrease)	39,322,437	19,053,666

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Cash Flows

Year ended September 30, 2007
Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 33,624,370
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Increase in receivable for investments sold	(11,157,639)
Increase in receivable for swap agreements	(275,229)
Decrease in interest receivable	332,155
Increase in other assets	(1,427)
Decrease in payable for investments purchased	(186,541,623)
Increase in other payables and accrued expenses	10,378
Purchases of long-term investments	(8,008,044,021)
Proceeds from sales of long-term investments	4,117,619,412
Proceeds from maturities/sales of short-term investments - net	57,246,300
Net amortization/accretion of premium/discount	10,235,566
Net realized loss on investments	53,340,576
Change in net unrealized appreciation (depreciation) on investments and swap agreements	616,569,233
Net cash used in operating activities	(3,317,041,949)

Cash flows from financing activities:
Cash Distributions Paid	(728,255,852)
Proceeds from sales of shares	9,139,746,269
Cost of shares redeemed	(5,104,891,873)
Net cash provided by financing activities	3,306,598,544
Net decrease in cash and cash equivalents	(10,443,405)
Cash, beginning of year	10,444,088
Cash, end of year	$ 683

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 99.49	$ 99.49	$ 99.52	$ 99.49	$ 99.15
Income from Investment Operations
Net investment income B	5.595	4.999	3.167	1.764	1.917
Net realized and unrealized gain (loss)	(4.714)	(.015)	(.059)	-E	.450
Total from investment operations	.881	4.984	3.108	1.764	2.367
Distributions from net investment income	(5.597)	(4.984)	(3.138)	(1.734)	(2.027)
Distributions from net realized gain	(.014)	-	-	-	-
Total distributions	(5.611)	(4.984)	(3.138)	(1.734)	(2.027)
Net asset value, end of period	$ 94.76	$ 99.49	$ 99.49	$ 99.52	$ 99.49
Total ReturnA	.83%	5.13%	3.17%	1.79%	2.36%
Ratios to Average Net AssetsD
Expenses before reductionsC	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyC	-%	-%	-%	-%	-%
Expenses net of all reductionsC	-%	-%	-%	-%	-%
Net investment income	5.69%	5.03%	3.18%	1.77%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,875,433	$ 8,556,700	$ 6,660,552	$ 5,495,704	$ 4,987,445
Portfolio turnover rate	41%	41%	49%	50%	58%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount represents less than .01%.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2007

1. Organization.

Fidelity Ultra-Short Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities, including subprime mortgage securities, are valued at period-end by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, capital loss carryforwards and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 12,023,315
Unrealized depreciation	(633,677,064)
Net unrealized appreciation (depreciation)	(621,653,749)
Capital loss carryforward	(3,902,385)

Cost for federal income tax purposes	$ 12,581,844,023

The tax character of distributions paid was as follows:

	September 30, 2007	September 30, 2006
Ordinary Income	$ 749,746,205	$ 372,786,549

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Futures Contracts - continued

The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets

Annual Report

3. Operating Policies - continued

Swap Agreements - continued

and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $7,804,484,448 and $3,551,623,508, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. FIMM and FMR have entered into a service agreement under which FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays Fidelity Service Company, Inc. (FSC), an affiliate of FMR, the fees for maintaining the accounting records of the Fund.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

Effective April 1, 2007, the expense contract was amended whereby FMR will pay all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees and certain exceptions such as interest expense.

Other Affiliated Transactions. During the period, certain investment companies managed by FMR or its affiliates (the Investing Funds) purchased shares of the Fund by transferring securities of equal value, including accrued interest, as noted in the following table. This is considered taxable to each Investing Fund for federal income tax purposes.

Fund	Shares of Ultra-Short Central Fund Purchased	Value of Ultra-Short Shares Purchased
FA Investment Grade Bond	4,112,534	$ 407,305,368
Intermediate Bond	2,198,475	217,736,973
FA Mortgage Securities	39,625	3,924,438
FA Intermediate Bond	569,139	56,367,554
FA Balanced	107,962	10,692,539
US Bond Index	677,127	67,062,702
FA Total Bond	349,241	34,588,841
VIP Investment Grade Central Fund	793,730	78,603,082

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 13,881,224	5.38%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $23,257.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $131,912 and $296, respectively.

Annual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

8. Credit Risk.

The Fund invests a significant portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers held by the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Ultra-Short Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Ultra-Short Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of September 30, 2007, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Ultra-Short Central Fund as of September 30, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 29, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 370 funds advised by FMR or an affiliate. Mr. Curvey oversees 340 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Garrison Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Garrison Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Garrison Street Trust. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Ultra-Short Central. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Ultra-Short Central. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of Ultra-Short Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Ultra-Short Central. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 2001

Secretary of Ultra-Short Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of Ultra-Short Central. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Ultra-Short Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Ultra-Short Central. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Ultra-Short Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Ultra-Short Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Ultra-Short Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Ultra-Short Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Ultra-Short Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Ultra-Short Central. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Ultra-Short Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The fund designates $587,379,020 of distributions paid during the period January 1, 2007 to September 30, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Ultra-Short Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Item 2. Code of Ethics

As of the end of the period, September 30, 2007, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Money Market Central Fund and Fidelity Ultra-Short Central Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Money Market Central Fund	$32,000	$30,000
Fidelity Ultra-Short Central Fund	$129,000	$97,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,300,000	$6,400,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended September 30, 2007 and September 30, 2006 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Money Market Central Fund	$0	$0
Fidelity Ultra-Short Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A
Fidelity Money Market Central Fund	$4,200	$3,500
Fidelity Ultra-Short Central Fund	$5,200	$2,000
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A
Fidelity Money Market Central Fund	$0	$0
Fidelity Ultra-Short Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$180,000	$255,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate fees billed by Deloitte Entities of $595,000A and $800,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$190,000	$270,000
Non-Covered Services	$405,000	$530,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 5, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 5, 2007